UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                    Date of fiscal year end: October 31, 2008

                   Date of reporting period: January 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 99.34%

DEPOSITORY INSTITUTIONS: 43.82%
        474,262    BANK OF AMERICA CORPORATION                                                                      $    21,033,520
        179,278    BANK OF NEW YORK MELLON CORPORATION                                                                    8,359,733
        475,300    CITIGROUP INCORPORATED                                                                                13,412,966
         35,800    CITY NATIONAL CORPORATION                                                                              2,036,304
         28,242    CULLEN FROST BANKERS INCORPORATED                                                                      1,537,494
         24,000    DOWNEY FINANCIAL CORPORATION<<                                                                           828,000
         65,800    INDEPENDENT BANK CORPORATION                                                                           1,910,832
        405,000    JPMORGAN CHASE & COMPANY                                                                              19,257,750
         62,400    NORTHERN TRUST CORPORATION                                                                             4,577,664
         91,300    PNC FINANCIAL SERVICES GROUP                                                                           5,991,106
         76,000    STATE STREET CORPORATION                                                                               6,241,120
         37,700    SUNTRUST BANKS INCORPORATED                                                                            2,599,415
        224,800    US BANCORP<<                                                                                           7,631,960
        118,046    WACHOVIA CORPORATION                                                                                   4,595,531

                                                                                                                        100,013,395
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES: 2.01%
         51,000    PROLOGIS<<                                                                                             3,026,850
         20,000    PUBLIC STORAGE INCORPORATED<<                                                                          1,565,000

                                                                                                                          4,591,850
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE: 0.87%
         55,300    NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                              1,996,330
                                                                                                                    ---------------

INSURANCE CARRIERS: 25.46%
         65,800    ACE LIMITED                                                                                            3,838,772
         30,600    ALLSTATE CORPORATION                                                                                   1,507,662
        197,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             10,866,520
         26,800    EVEREST REINSURANCE GROUP LIMITED                                                                      2,725,292
        140,000    FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                             2,756,600
         47,500    GENWORTH FINANCIAL INCORPORATED                                                                        1,156,150
        107,000    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                         8,642,390
         76,000    ING GROUP NV ADR                                                                                       2,475,320
         57,000    MANULIFE FINANCIAL CORPORATION<<                                                                       2,142,060
         73,000    MAX CAPITAL GROUP LIMITED                                                                              2,072,470
         23,700    METLIFE INCORPORATED                                                                                   1,397,589
         93,000    PRUDENTIAL FINANCIAL INCORPORATED                                                                      7,846,410
         38,000    RENAISSANCERE HOLDINGS LIMITED                                                                         2,165,620
        144,400    THE TRAVELERS COMPANIES INCORPORATED                                                                   6,945,640
         35,000    XL CAPITAL LIMITED CLASS A<<                                                                           1,575,000

                                                                                                                         58,113,495
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 9.53%
         50,000    AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                  1,758,500
        147,500    AMERICAN EXPRESS COMPANY                                                                               7,274,700
         79,000    CAPITAL ONE FINANCIAL CORPORATION                                                                      4,329,990
        114,000    FANNIE MAE                                                                                             3,860,040
         57,500    FREDDIE MAC                                                                                            1,747,425
        127,000    PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                 2,145,030
         29,000    SLM CORPORATION+                                                                                         630,750

                                                                                                                         21,746,435
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 17.65%
         38,500    ALLIANCE BERNSTEIN HOLDING LP<<                                                                        2,556,015
         24,700    BEAR STEARNS COMPANIES INCORPORATED<<                                                                  2,230,410
         82,741    CHARLES SCHWAB CORPORATION                                                                             1,845,124

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
        112,000    FEDERATED INVESTORS INCORPORATED CLASS B                                                         $     4,767,840
         53,100    GOLDMAN SACHS GROUP INCORPORATED                                                                      10,660,887
         87,200    INVESCO LIMITED                                                                                        2,373,584
         44,200    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  2,836,314
        117,300    MERRILL LYNCH & COMPANY INCORPORATED                                                                   6,615,720
        129,200    MORGAN STANLEY                                                                                         6,386,356

                                                                                                                         40,272,250
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $192,230,572)                                                                                 226,733,755
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 8.71%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.16%
        205,314    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              205,314
        147,683    BLACKROCK TEMP FUND #24 MONEY MARKET FUND                                                                147,683

                                                                                                                            352,997
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 8.55%
$        64,980    AMSTEL FUNDING CORPORATION                                            4.60%        02/01/2008             64,980
        147,683    BANCO SANTANDER TOTTA LOAN+++/-                                       4.10         10/15/2008            147,509
        886,097    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $886,177)                                             3.23         02/01/2008            886,097
        147,683    BANK OF IRELAND+++/-                                                  4.86         10/14/2008            147,590
        236,293    BARTON CAPITAL CORPORATION                                            3.62         02/04/2008            236,234
        441,867    BARTON CAPITAL CORPORATION++                                          3.62         02/06/2008            441,682
      1,476,829    BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $1,476,962)                       3.23         02/01/2008          1,476,829
        118,146    BNP PARIBAS+/-                                                        4.85         11/07/2008            117,967
        135,868    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $135,880)                                             3.17         02/01/2008            135,868
        561,195    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $561,245)                                             3.21         02/01/2008            561,195
        141,776    CANCARA ASSET SECURITIZATION LIMITED                                  4.55         02/01/2008            141,776
        212,711    CHARIOT FUNDING LLC++                                                 4.50         02/05/2008            212,638
        383,976    CHEYNE FINANCE LLC+++/-^^(A)(I)                                       5.12         02/25/2008            345,578
        295,366    CHEYNE FINANCE LLC+++/-^^(A)(I)                                       5.18         05/19/2008            265,829
         29,537    COMERICA BANK+/-                                                      4.52         02/08/2008             29,543
      1,358,683    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $1,358,805)                            3.23         02/01/2008          1,358,683
        147,683    CULLINAN FINANCE CORPORATION+++/-                                     4.57         02/12/2008            147,655
        354,439    CULLINAN FINANCE CORPORATION+++/-                                     3.36         02/25/2008            354,430
        443,049    CULLINAN FINANCE CORPORATION+++/-                                     3.21         08/04/2008            441,028
        443,049    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $443,089)                                             3.21         02/01/2008            443,049
        827,024    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $827,097)                                             3.18         02/01/2008            827,024
         88,610    FAIRWAY FINANCE CORPORATION                                           3.65         02/06/2008             88,573
        590,732    FIVE FINANCE INCORPORATED+++/-                                        4.51         07/09/2008            587,542
        472,585    GALLEON CAPITAL LLC                                                   4.45         02/01/2008            472,585
        147,683    GALLEON CAPITAL LLC                                                   3.65         02/07/2008            147,608
        679,341    GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $679,401)                                             3.20         02/01/2008            679,341
         59,073    HARRIER FINANCE FUNDING LLC+/-                                        3.40         04/25/2008             59,073
        383,976    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         4.15         08/16/2008            383,976
        147,683    INTESA BANK (IRELAND) PLC+++/-                                        3.39         10/24/2008            147,509
      1,316,999    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,317,117)                                           3.22         02/01/2008          1,316,999
        166,976    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $166,991)                                             3.15         02/01/2008            166,976

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       339,671    KESTREL FUNDING US LLC+++/-                                           3.35%        02/25/2008    $       339,637
         59,073    KESTREL FUNDING US LLC+/-                                             3.40         04/25/2008             59,073
        295,366    LINKS FINANCE LLC+++/-                                                3.23         08/15/2008            292,483
        437,141    LIQUID FUNDING LIMITED+++/-                                           5.10         06/11/2008            437,989
        738,414    MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $738,479)                                             3.15         02/01/2008            738,414
         27,321    MORGAN STANLEY+/-                                                     4.36         10/15/2008             27,321
        295,366    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $295,392)                                             3.21         02/01/2008            295,366
        915,634    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $915,710)                                             3.00         02/01/2008            915,634
        295,366    NORTHERN ROCK PLC+++/-                                                4.60         10/03/2008            292,861
        112,239    PALISADES CP NOTES                                                    3.81         02/20/2008            112,058
        194,941    PERRY GLOBAL FUNDING LLC SERIES A                                     3.76         02/19/2008            194,645
         23,895    RACERS TRUST SERIES 2004-6-MM+++/-                                    4.10         03/22/2008             23,895
        212,663    SEDNA FINANCE INCORPORATED+++/-                                       4.39         04/10/2008            212,232
        206,756    SHEFFIELD RECEIVABLES CORPORATION++                                   4.37         02/05/2008            206,686
        150,637    SHIPROCK FINANCE SERIES 2007-4A+++/-                                  4.31         04/11/2008            150,637
        147,683    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        4.55         02/04/2008            147,698
        115,193    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        3.29         02/29/2008            115,156
        118,146    SLM CORPORATION+++/-                                                  4.34         05/12/2008            117,634
         57,301    SOLITAIRE FUNDING LLC                                                 3.36         02/21/2008             57,204
        295,366    STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                           5.39         02/15/2008            267,306
        183,127    STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                           5.20         04/03/2008            165,730
         88,610    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  3.51         02/20/2008             88,467
         34,150    THE TRAVELERS INSURANCE COMPANY+/-                                    4.51         02/08/2008             34,150
        147,683    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 4.26         10/14/2008            147,569
        147,683    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                    4.46         10/08/2008            147,577
        443,049    VERSAILLES CDS LLC                                                    4.65         02/01/2008            443,049
        254,015    VICTORIA FINANCE LLC+++/-^^(A)(I)                                     3.53         07/28/2008            229,883
        147,683    VICTORIA FINANCE LLC+++/-^^(A)(I)                                     3.56         08/07/2008            133,653
        295,366    WHITE PINE FINANCE LLC+++/-(K)                                        4.98         02/22/2008            295,283

                                                                                                                         19,522,656
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,043,638)                                                               19,875,653
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 0.44%
      1,001,511    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           1,001,511
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,001,511)                                                                            1,001,511
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $213,275,721)*                          108.49%                                                               $   247,610,919

OTHER ASSETS AND LIABILITIES, NET              (8.49)                                                                   (19,373,207)
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $   228,237,712
                                              ------                                                                ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO JANUARY 31, 2008, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,001,511.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 78.75%

BUSINESS SERVICES: 33.51%
      300,005   ACTIVISION INCORPORATED+                                                                            $     7,761,129
       75,485   AMDOCS LIMITED+                                                                                           2,497,799
       95,444   AUTODESK INCORPORATED+                                                                                    3,927,521
        1,020   BAIDU.COM INCORPORATED ADR+                                                                                 285,549
       69,829   CERNER CORPORATION+<<                                                                                     3,659,040
       48,165   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       1,343,804
       20,946   CTRIP.COM INTERNATIONAL ADR                                                                                 956,394
      147,660   FOCUS MEDIA HOLDING LIMITED+<<                                                                            7,095,063
       17,415   GOOGLE INCORPORATED CLASS A+                                                                              9,827,285
       96,730   JUNIPER NETWORKS INCORPORATED+                                                                            2,626,220
      191,885   MCAFEE INCORPORATED+                                                                                      6,458,849
      578,870   MICROSOFT CORPORATION                                                                                    18,871,162
      355,390   ORACLE CORPORATION+                                                                                       7,303,265
      137,346   SALESFORCE.COM INCORPORATED+<<                                                                            7,180,449

                                                                                                                         79,793,529
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 2.09%
       40,475   MONSANTO COMPANY                                                                                          4,551,009
        1,905   WACKER CHEMIE AG                                                                                            414,787

                                                                                                                          4,965,796
                                                                                                                    ---------------
COMMUNICATIONS: 5.89%
       38,400   BHARTI AIRTEL LIMITED+                                                                                      843,001
      179,695   FOUNDRY NETWORKS INCORPORATED+                                                                            2,479,791
      100,762   NII HOLDINGS INCORPORATED+                                                                                4,298,507
      739,044   TENCENT HOLDINGS LIMITED                                                                                  4,405,545
       57,215   VODAFONE GROUP PLC ADR                                                                                    1,991,082

                                                                                                                         14,017,926
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.77%
        8,130   FIRST SOLAR INCORPORATED+                                                                                 1,477,790
        2,550   Q-CELLS AG+                                                                                                 239,910
       11,820   RENEWABLE ENERGY CORPORATION AS+                                                                            308,942
       18,640   SUNPOWER CORPORATION+<<                                                                                   1,287,838
       16,425   SUNTECH POWER HOLDINGS COMPANY LIMITED ADR+<<                                                               898,940

                                                                                                                          4,213,420
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 23.75%
      176,600   ABB LIMITED                                                                                               4,417,019
        8,955   BLADELOGIC INCORPORATED+<<                                                                                  147,131
    1,786,843   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                              981,216
      298,805   CISCO SYSTEMS INCORPORATED+                                                                               7,320,723
       46,480   DOLBY LABORATORIES INCORPORATED CLASS A+                                                                  2,002,823
      510,485   INTEL CORPORATION                                                                                        10,822,282
       14,045   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                                        553,373
        5,300   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                     378,738
      125,245   NETWORK APPLIANCE INCORPORATED+                                                                           2,908,189
       70,145   NOKIA OYJ ADR                                                                                             2,591,858
      228,025   NVIDIA CORPORATION+                                                                                       5,607,135
      158,225   ON SEMICONDUCTOR CORPORATION+<<                                                                           1,025,298
        2,306   PERFECT WORLD COMPANY LIMITED ADR+<<                                                                         51,539
      279,810   QUALCOMM INCORPORATED                                                                                    11,869,540
      524,660   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                                    4,868,845
       45,075   TELEFONAKTIEBOLAGET LM ERICSSON ADR                                                                       1,024,104

                                                                                                                         56,569,813
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.11%
       64,675   INNOLUX DISPLAY CORPORATION GDR 144A+<<++(I)                                                        $       265,168
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.64%
      330,847   EMC CORPORATION                                                                                           5,250,542
        4,755   GAMESTOP CORPORATION CLASS A+                                                                               245,976
      143,230   HEWLETT-PACKARD COMPANY                                                                                   6,266,313
       74,855   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               8,034,936
        1,387   NATIONAL OILWELL VARCO INCORPORATED+                                                                         83,539
      114,829   RIVERBED TECHNOLOGY INCORPORATED+                                                                         2,566,428
       20,281   SANDISK CORPORATION+                                                                                        516,151

                                                                                                                         22,963,885
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.04%
        6,010   VEECO INSTRUMENTS INCORPORATED+<<                                                                            85,102
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.17%
       42,365   ALIBABA.COM LIMITED+                                                                                        100,297
       22,718   ORKLA ASA                                                                                                   300,759

                                                                                                                            401,056
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 0.12%
        2,637   CAMERON INTERNATIONAL CORPORATION+<<                                                                        106,166
        1,387   SCHLUMBERGER LIMITED                                                                                        104,663
        1,385   WEATHERFORD INTERNATIONAL LIMITED+                                                                           85,607

                                                                                                                            296,436
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.33%
      131,775   CORNING INCORPORATED                                                                                      3,171,824
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.33%
       12,095   NIDEC CORPORATION                                                                                           796,275
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $192,023,035)                                                                                 187,540,230
                                                                                                                    ---------------
INVESTMENT COMPANIES: 0.56%
       29,480   POWERSHARES QQQ<<                                                                                         1,329,548
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (COST $1,495,111)                                                                              1,329,548
                                                                                                                    ---------------
RIGHTS: 0.00%
       30,500   SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                     0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 6.72%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.12%
      165,240   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 165,240
      118,857   BLACKROCKTEMP FUND #24 MONEY MARKET FUND                                                                    118,857

                                                                                                                            284,097
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 6.60%
$      52,297   AMSTEL FUNDING CORPORATION                                              4.60%         02/01/2008             52,297
      118,857   BANCO SANTANDER TOTTA LOAN+++/-                                         4.10          10/15/2008            118,717

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     713,144   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $713,208)                                               3.23%         02/01/2008    $       713,144
      118,857   BANK OF IRELAND+++/-                                                    4.86          10/14/2008            118,782
      190,172   BARTON CAPITAL CORPORATION                                              3.62          02/04/2008            190,124
      355,621   BARTON CAPITAL CORPORATION++                                            3.62          02/06/2008            355,472
    1,188,574   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $1,188,681)                              3.23          02/01/2008          1,188,574
       95,086   BNP PARIBAS+/-                                                          4.85          11/07/2008             94,941
      109,349   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $109,359)                                                         3.17          02/01/2008            109,349
      451,658   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $451,698)                                                         3.21          02/01/2008            451,658
      114,103   CANCARA ASSET SECURITIZATION LIMITED                                    4.55          02/01/2008            114,103
      171,193   CHARIOT FUNDING LLC++                                                   4.50          02/05/2008            171,134
      309,029   CHEYNE FINANCE LLC+++/-^^(A)(I)                                         5.12          02/25/2008            278,126
      237,715   CHEYNE FINANCE LLC+++/-^^(A)(I)                                         5.18          05/19/2008            213,943
       23,771   COMERICA BANK+/-                                                        4.52          02/08/2008             23,776
    1,093,488   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $1,093,586)                              3.23          02/01/2008          1,093,488
      118,857   CULLINAN FINANCE CORPORATION+++/-                                       4.57          02/12/2008            118,835
      285,258   CULLINAN FINANCE CORPORATION+++/-                                       3.36          02/25/2008            285,251
      356,572   CULLINAN FINANCE CORPORATION+++/-                                       3.21          08/04/2008            354,946
      356,572   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $356,604)                                               3.21          02/01/2008            356,572
      665,601   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $665,660)                                               3.18          02/01/2008            665,601
       71,314   FAIRWAY FINANCE CORPORATION                                             3.65          02/06/2008             71,284
      475,429   FIVE FINANCE INCORPORATED+++/-                                          4.51          07/09/2008            472,862
      380,344   GALLEON CAPITAL LLC                                                     4.45          02/01/2008            380,344
      118,857   GALLEON CAPITAL LLC                                                     3.65          02/07/2008            118,797
      546,744   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $546,793)                                               3.20          02/01/2008            546,744
       47,543   HARRIER FINANCE FUNDING LLC+/-                                          3.40          04/25/2008             47,543
      309,029   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           4.15          08/16/2008            309,029
      118,857   INTESA BANK (IRELAND) PLC+++/-                                          3.39          10/24/2008            118,717
    1,059,940   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,060,035)                                             3.22          02/01/2008          1,059,940
      134,385   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $134,397)                                               3.15          02/01/2008            134,385
      273,372   KESTREL FUNDING US LLC+++/-                                             3.35          02/25/2008            273,345
       47,543   KESTREL FUNDING US LLC+/-                                               3.40          04/25/2008             47,543
      237,715   LINKS FINANCE LLC+++/-                                                  3.23          08/15/2008            235,395
      351,818   LIQUID FUNDING LIMITED+++/-                                             5.10          06/11/2008            352,500
      594,287   MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $594,339)                                               3.15          02/01/2008            594,287
       21,989   MORGAN STANLEY+/-                                                       4.36          10/15/2008             21,989
      237,715   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $237,736)                                               3.21          02/01/2008            237,715
      736,916   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $736,977)                                               3.00          02/01/2008            736,916
      237,715   NORTHERN ROCK PLC+++/-                                                  4.60          10/03/2008            235,699
       90,332   PALISADES CP NOTES                                                      3.81          02/20/2008             90,186
      156,892   PERRY GLOBAL FUNDING LLC SERIES A                                       3.76          02/19/2008            156,653
       19,231   RACERS TRUST SERIES 2004-6-MM+++/-                                      4.10          03/22/2008             19,231
      171,155   SEDNA FINANCE INCORPORATED+++/-                                         4.39          04/10/2008            170,807
      166,400   SHEFFIELD RECEIVABLES CORPORATION++                                     4.37          02/05/2008            166,344
      121,235   SHIPROCK FINANCE SERIES 2007-4A+++/-                                    4.31          04/11/2008            121,235
      118,857   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          4.55          02/04/2008            118,869
       92,709   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          3.29          02/29/2008             92,680
       95,086   SLM CORPORATION+++/-                                                    4.34          05/12/2008             94,673
       46,117   SOLITAIRE FUNDING LLC                                                   3.36          02/21/2008             46,039
      237,715   STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                             5.39          02/15/2008            215,132
      147,383   STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                             5.20          04/03/2008            133,382

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      71,314   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    3.51%         02/20/2008    $        71,200
       27,485   THE TRAVELERS INSURANCE COMPANY+/-                                      4.51          02/08/2008             27,484
      118,857   UNICREDITO ITALIANO BANK (IRELAND)+/-                                   4.26          10/14/2008            118,766
      118,857   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                      4.46          10/08/2008            118,772
      356,572   VERSAILLES CDS LLC                                                      4.65          02/01/2008            356,571
      204,435   VICTORIA FINANCE LLC+++/-^^(A)(I)                                       3.53          07/28/2008            185,013
      118,857   VICTORIA FINANCE LLC+++/-^^(A)(I)                                       3.56          08/07/2008            107,566
      237,715   WHITE PINE FINANCE LLC+++/-(K)                                          4.98          02/22/2008            237,651

                                                                                                                         15,712,121
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,142,213)                                                               15,996,218
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 19.34%

MUTUAL FUNDS: 19.34%
   46,069,802   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             46,069,802

TOTAL SHORT-TERM INVESTMENTS (COST $46,069,802)                                                                          46,069,802
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $255,730,162)*                          105.37%                                                               $   250,935,793

OTHER ASSETS AND LIABILITIES, NET              (5.37)                                                                   (12,790,349)
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $   238,145,444
                                              ------                                                                ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO JANUARY 31, 2008, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $46,069,802.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 96.51%

AMUSEMENT & RECREATION SERVICES: 2.14%
        303,375    INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                       $    12,420,173
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.34%
        462,135    JONES APPAREL GROUP INCORPORATED                                                                       7,763,868
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.88%
         17,270    NVR INCORPORATED<<+                                                                                   10,906,005
                                                                                                                    ---------------
BUSINESS SERVICES: 5.93%
        737,475    IMS HEALTH INCORPORATED                                                                               17,618,278
        977,670    MONEYGRAM INTERNATIONAL INCORPORATED<<                                                                 5,220,758
        704,997    PARAMETRIC TECHNOLOGY CORPORATION+                                                                    11,597,201

                                                                                                                         34,436,237
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 8.64%
        912,315    ALPHARMA INCORPORATED CLASS A<<+                                                                      18,720,704
        478,795    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       20,401,455
        550,655    VALSPAR CORPORATION<<                                                                                 11,029,620

                                                                                                                         50,151,779
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 1.92%
        195,915    CITY NATIONAL CORPORATION                                                                             11,143,645
                                                                                                                    ---------------
EATING & DRINKING PLACES: 1.09%
        201,915    CBRL GROUP INCORPORATED                                                                                6,313,882
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 2.91%
      1,996,300    CORINTHIAN COLLEGES INCORPORATED<<+                                                                   16,868,735
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.75%
        536,605    CYMER INCORPORATED<<+                                                                                 14,493,701
      1,575,290    FLEXTRONICS INTERNATIONAL LIMITED+                                                                    18,430,893
        502,075    MOLEX INCORPORATED                                                                                    12,069,883

                                                                                                                         44,994,477
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 2.73%
        648,900    PILGRIMS PRIDE CORPORATION<<                                                                          15,852,627
                                                                                                                    ---------------
FURNITURE & FIXTURES: 2.50%
        944,750    STEELCASE INCORPORATED                                                                                14,483,018
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 4.84%
      1,336,620    FAMILY DOLLAR STORES INCORPORATED<<                                                                   28,109,119
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 13.52%
      1,164,461    BRIGGS & STRATTON CORPORATION<<                                                                       24,279,012
        145,715    CARLISLE COMPANIES INCORPORATED                                                                        4,852,310
        554,925    DIEBOLD INCORPORATED                                                                                  14,361,459
        401,625    DOVER CORPORATION                                                                                     16,209,585
      2,441,155    ENTEGRIS INCORPORATED<<+                                                                              18,796,894

                                                                                                                         78,499,260
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 5.97%
        770,330    ARTHUR J. GALLAGHER & COMPANY                                                                         19,574,085

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE AGENTS, BROKERS & SERVICE (continued)
        266,140    UNUMPROVIDENT CORPORATION                                                                        $     6,020,087
        257,015    WILLIS GROUP HOLDINGS LIMITED                                                                          9,057,209

                                                                                                                         34,651,381
                                                                                                                    ---------------
INSURANCE CARRIERS: 7.03%
        304,730    MBIA INCORPORATED<<                                                                                    4,723,315
        130,660    RENAISSANCERE HOLDINGS LIMITED                                                                         7,446,313
        415,675    STEWART INFORMATION SERVICES CORPORATION<<                                                            14,228,555
         29,710    WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                14,409,350

                                                                                                                         40,807,533
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.21%
        377,935    QUEST DIAGNOSTICS INCORPORATED<<                                                                      18,639,754
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.85%
        654,825    ZALE CORPORATION<<+                                                                                   10,739,130
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.88%
      1,018,008    CAPITALSOURCE INCORPORATED<<                                                                          16,705,511
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 1.64%
        233,225    CIMAREX ENERGY COMPANY<<                                                                               9,517,912
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 2.95%
        630,036    BEMIS COMPANY INCORPORATED<<                                                                          17,124,378
                                                                                                                    ---------------
PERSONAL SERVICES: 2.84%
        411,866    G & K SERVICES INCORPORATED CLASS A                                                                   16,462,284
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 1.86%
        226,150    HUBBELL INCORPORATED CLASS B<<                                                                        10,782,832
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 4.05%
      1,465,700    HARTE HANKS INCORPORATED<<                                                                            23,480,514
                                                                                                                    ---------------
TEXTILE MILL PRODUCTS: 2.46%
        407,550    ALBANY INTERNATIONAL CORPORATION CLASS A                                                              14,268,326
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.58%
        554,910    HAIN CELESTIAL GROUP INCORPORATED<<+                                                                  14,982,574
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $670,678,710)                                                                                 560,104,954
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 29.00%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.51%
      1,738,873    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                            1,738,873
      1,250,778    BLACKROCKTEMP FUND B#24 MONEY MARKET FUND                                                              1,250,778

                                                                                                                          2,989,651
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 28.49%
$       550,342    AMSTEL FUNDING CORPORATION                                            4.60%        02/01/2008            550,342
      1,250,778    BANCO SANTANDER TOTTA LOAN+++/-                                       4.10         10/15/2008          1,249,302
      7,504,665    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $7,505,338)                                           3.23         02/01/2008          7,504,665

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,250,778    BANK OF IRELAND+++/-                                                  4.86%        10/14/2008    $     1,249,990
      2,001,244    BARTON CAPITAL CORPORATION                                            3.62         02/04/2008          2,000,744
      3,742,326    BARTON CAPITAL CORPORATION++                                          3.62         02/06/2008          3,740,755
     12,507,775    BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $12,508,897)                      3.23         02/01/2008         12,507,775
      1,000,622    BNP PARIBAS+/-                                                        4.85         11/07/2008            999,101
      1,150,715    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,150,816)                                           3.17         02/01/2008          1,150,715
      4,752,955    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $4,753,379)                                           3.21         02/01/2008          4,752,955
      1,200,746    CANCARA ASSET SECURITIZATION LIMITED                                  4.55         02/01/2008          1,200,746
      1,801,520    CHARIOT FUNDING LLC++                                                 4.50         02/05/2008          1,800,907
      3,252,022    CHEYNE FINANCE LLC+++/-^^(A)(I)                                       5.12         02/25/2008          2,926,819
      2,501,555    CHEYNE FINANCE LLC+++/-^^(A)(I)                                       5.18         05/19/2008          2,251,400
        250,156    COMERICA BANK+/-                                                      4.52         02/08/2008            250,208
     11,507,153    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $11,508,185)                           3.23         02/01/2008         11,507,153
      3,752,333    CULLINAN FINANCE CORPORATION+++/-                                     3.21         08/04/2008          3,735,222
      3,001,866    CULLINAN FINANCE CORPORATION+++/-                                     3.36         02/25/2008          3,001,794
      1,250,778    CULLINAN FINANCE CORPORATION+++/-                                     4.57         02/12/2008          1,250,540
      3,752,333    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,752,668)                                           3.21         02/01/2008          3,752,333
      7,004,354    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $7,004,973)                                           3.18         02/01/2008          7,004,354
        750,467    FAIRWAY FINANCE CORPORATION                                           3.65         02/06/2008            750,151
      5,003,110    FIVE FINANCE INCORPORATED+++/-                                        4.51         07/09/2008          4,976,093
      1,250,778    GALLEON CAPITAL LLC                                                   3.65         02/07/2008          1,250,140
      4,002,488    GALLEON CAPITAL LLC                                                   4.45         02/01/2008          4,002,488
      5,753,577    GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $5,754,088)                                           3.20         02/01/2008          5,753,577
        500,311    HARRIER FINANCE FUNDING LLC+/-                                        3.40         04/25/2008            500,311
      3,252,022    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         4.15         08/16/2008          3,252,022
      1,250,778    INTESA BANK (IRELAND) PLC+++/-                                        3.39         10/24/2008          1,249,302
      1,414,175    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,414,299)                                           3.15         02/01/2008          1,414,175
     11,154,118    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $11,155,116)                                          3.22         02/01/2008         11,154,118
      2,876,788    KESTREL FUNDING US LLC+++/-                                           3.35         02/25/2008          2,876,501
        500,311    KESTREL FUNDING US LLC+/-                                             3.40         04/25/2008            500,311
      2,501,555    LINKS FINANCE LLC+++/-                                                3.23         08/15/2008          2,477,140
      3,702,301    LIQUID FUNDING LIMITED+++/-                                           5.10         06/11/2008          3,709,484
      6,253,888    MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $6,254,435)                                           3.15         02/01/2008          6,253,888
        231,394    MORGAN STANLEY+/-                                                     4.36         10/15/2008            231,394
      2,501,555    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,501,778)                                           3.21         02/01/2008          2,501,555
      7,754,821    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $7,755,467)                                           3.00         02/01/2008          7,754,821
      2,501,555    NORTHERN ROCK PLC+++/-                                                4.60         10/03/2008          2,480,342
        950,591    PALISADES CP NOTES                                                    3.81         02/20/2008            949,060
      1,651,026    PERRY GLOBAL FUNDING LLC SERIES A                                     3.76         02/19/2008          1,648,517
        202,376    RACERS TRUST SERIES 2004-6-MM+++/-                                    4.10         03/22/2008            202,376
      1,801,120    SEDNA FINANCE INCORPORATED+++/-                                       4.39         04/10/2008          1,797,463
      1,751,089    SHEFFIELD RECEIVABLES CORPORATION++                                   4.37         02/05/2008          1,750,493
      1,275,793    SHIPROCK FINANCE SERIES 2007-4A+++/-                                  4.31         04/11/2008          1,275,793
        975,606    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        3.29         02/29/2008            975,299
      1,250,778    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        4.55         02/04/2008          1,250,903
      1,000,622    SLM CORPORATION+++/-                                                  4.34         05/12/2008            996,279
        485,302    SOLITAIRE FUNDING LLC                                                 3.36         02/21/2008            484,482
      1,550,964    STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                           5.20         04/03/2008          1,403,623
      2,501,555    STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                           5.39         02/15/2008          2,263,907

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       750,467    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  3.51%        02/20/2008    $       749,258
        289,230    THE TRAVELERS INSURANCE COMPANY+/-                                    4.51         02/08/2008            289,224
      1,250,778    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 4.26         10/14/2008          1,249,814
      1,250,778    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                    4.46         10/08/2008          1,249,877
      3,752,333    VERSAILLES CDS LLC                                                    4.65         02/01/2008          3,752,327
      2,151,337    VICTORIA FINANCE LLC+++/-^^(A)(I)                                     3.53         07/28/2008          1,946,960
      1,250,778    VICTORIA FINANCE LLC+++/-^^(A)(I)                                     3.56         08/07/2008          1,131,954
      2,501,555    WHITE PINE FINANCE LLC+++/-(K)                                        4.98         02/22/2008          2,500,880

                                                                                                                        165,344,122
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $169,336,093)                                                             168,333,773
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 3.55%
     20,596,928    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          20,596,928
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $20,596,928)                                                                          20,596,928
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $860,611,731)*                          129.06%                                                               $   749,035,655

OTHER ASSETS AND LIABILITIES, NET             (29.06)                                                                  (168,644,730)
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $   580,390,925
                                              ------                                                                ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO JANUARY 31, 2008, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $20,596,928.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 78.07%

AMUSEMENT & RECREATION SERVICES: 1.20%
      300,000   INTERNATIONAL SPEEDWAY CORPORATION CLASS A<<                                                        $    12,282,000
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 2.94%
      490,000   ANN TAYLOR STORES CORPORATION+                                                                           12,323,500
      305,000   KOHL'S CORPORATION+                                                                                      13,920,200
      100,000   NORDSTROM INCORPORATED                                                                                    3,890,000

                                                                                                                         30,133,700
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.23%
      353,000   ADVANCE AUTO PARTS INCORPORATED                                                                          12,595,040
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.45%
      285,000   RYDER SYSTEM INCORPORATED<<                                                                              14,837,100
                                                                                                                    ---------------
BUSINESS SERVICES: 8.49%
      420,000   AKAMAI TECHNOLOGIES INCORPORATED+                                                                        12,684,000
      420,000   AMDOCS LIMITED+                                                                                          13,897,800
      340,000   CITRIX SYSTEMS INCORPORATED+                                                                             11,770,800
      845,000   CONVERGYS CORPORATION+                                                                                   13,105,950
      512,000   ECLIPSYS CORPORATION+<<                                                                                  13,178,880
      755,000   RED HAT INCORPORATED+<<                                                                                  14,103,400
      440,000   YAHOO! INCORPORATED+<<                                                                                    8,439,200

                                                                                                                         87,180,030
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 3.35%
      375,000   AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                   11,118,750
      270,000   HOSPIRA INCORPORATED+                                                                                    11,099,700
      285,000   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          12,143,850

                                                                                                                         34,362,300
                                                                                                                    ---------------
COMMUNICATIONS: 7.60%
      525,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A+                                                  12,327,000
      405,000   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                12,437,550
      810,000   FOUNDRY NETWORKS INCORPORATED+                                                                           11,178,000
       40,000   LIBERTY MEDIA CORPORATION CAPITAL SERIES A+                                                               4,304,800
      785,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                          12,489,350
      473,000   NEUSTAR INCORPORATED CLASS A+<<                                                                          14,052,830
      640,600   TIME WARNER TELECOM INCORPORATED+<<                                                                      11,197,688

                                                                                                                         77,987,218
                                                                                                                    ---------------
COMPUTER TECHNOLOGIES: 1.26%
      586,000   METAVANTE TECHNOLOGIES INCORPORATED+<<                                                                   12,979,900
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 2.99%
      189,000   CITIGROUP INCORPORATED                                                                                    5,333,580
      207,000   CITY NATIONAL CORPORATION                                                                                11,774,160
      484,999   MARSHALL & ILSLEY CORPORATION                                                                            13,531,472

                                                                                                                         30,639,212
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 1.13%
      715,000   GSI COMMERCE INCORPORATED+<<                                                                             11,640,200
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES: 1.67%
      570,000   REPUBLIC SERVICES INCORPORATED                                                                      $    17,100,000
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.44%
      640,000   ALTERA CORPORATION                                                                                       10,809,600
      475,000   ENERSYS+<<                                                                                               10,944,000
      347,000   TESSERA TECHNOLOGIES INCORPORATED+<<                                                                     13,591,990

                                                                                                                         35,345,590
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.22%
      362,000   ACCENTURE LIMITED CLASS A                                                                                12,532,440
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.35%
      565,000   CROWN HOLDINGS INCORPORATED+                                                                             13,853,800
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.11%
      208,300   GENERAL MILLS INCORPORATED                                                                               11,375,263
                                                                                                                    ---------------
FURNITURE & FIXTURES: 1.25%
      405,000   HERMAN MILLER INCORPORATED<<                                                                             12,870,900
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.00%
      380,000   WILLIAMS-SONOMA INCORPORATED<<                                                                           10,214,400
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.36%
      385,000   CAMERON INTERNATIONAL CORPORATION+<<                                                                     15,500,100
      430,000   CARLISLE COMPANIES INCORPORATED                                                                          14,319,000
      300,000   DOVER CORPORATION                                                                                        12,108,000
      241,000   SMITH INTERNATIONAL INCORPORATED                                                                         13,064,610

                                                                                                                         54,991,710
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.58%
      445,000   GENWORTH FINANCIAL INCORPORATED                                                                          10,831,300
      480,000   HCC INSURANCE HOLDINGS INCORPORATED                                                                      13,372,800
      220,000   RENAISSANCERE HOLDINGS LIMITED                                                                           12,537,800

                                                                                                                         36,741,900
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.64%
      595,000   AFFYMETRIX INCORPORATED+<<                                                                               11,935,700
    1,050,000   BOSTON SCIENTIFIC CORPORATION+                                                                           12,736,500
      205,000   RESPIRONICS INCORPORATED+                                                                                13,429,550
      140,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    7,208,600
      475,000   TRIMBLE NAVIGATION LIMITED+<<                                                                            12,563,750

                                                                                                                         57,874,100
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.17%
      232,000   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                                   12,061,680
                                                                                                                    ---------------
METAL MINING: 1.50%
      300,000   BARRICK GOLD CORPORATION                                                                                 15,447,000
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.58%
      153,000   CVS CAREMARK CORPORATION                                                                                  5,977,710
                                                                                                                    ---------------
MOTION PICTURES: 1.28%
      522,000   TIME WARNER CABLE INCORPORATED+                                                                          13,133,520
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION: 6.75%
      230,000   APACHE CORPORATION                                                                                  $    21,951,200
      241,682   EOG RESOURCES INCORPORATED<<                                                                             21,147,175
      268,000   FOREST OIL CORPORATION+<<                                                                                12,118,960
      320,000   NOBLE CORPORATION                                                                                        14,006,400

                                                                                                                         69,223,735
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 1.02%
      421,600   ABITIBIBOWATER INCORPORATED+<<                                                                           10,443,032
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 0.50%
      155,000   ALCOA INCORPORATED                                                                                        5,130,500
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 1.30%
      512,000   SKYWEST INCORPORATED                                                                                     13,322,240
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 1.15%
      237,000   AUTOLIV INCORPORATED                                                                                     11,838,150
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 1.32%
      361,000   GATX CORPORATION<<                                                                                       13,573,600
                                                                                                                    ---------------
UTILITIES: 0.60%
       75,000   VANGUARD UTILITIES ETF                                                                                    6,120,000
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.38%
      435,000   SYSCO CORPORATION                                                                                        12,636,750
      307,000   TRACTOR SUPPLY COMPANY+<<                                                                                11,831,780

                                                                                                                         24,468,530
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.26%
      377,000   ARROW ELECTRONICS INCORPORATED+                                                                          12,900,940
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $669,924,264)                                                                                 801,177,440
                                                                                                                    ---------------

UNITS                                                                                               MATURITY DATE
EXCHANGEABLE NOTES: 7.20%
       95,000   CARDINAL HEALTH INCORPORATED++(J)                                                     04/14/2008          5,456,040
       93,600   CARDINAL HEALTH INCORPORATED++(J)                                                     05/05/2008          5,376,665
      274,200   CARNIVAL INCORPORATED MTN+(J)                                                         04/07/2008         13,375,476
      227,000   CITIGROUP INCORPORATED+++(J)                                                          05/20/2008          6,317,410
      222,000   COACH INCORPORATED MTN+(J)                                                            06/30/2008          7,743,360
      533,000   CORNING INCORPORTATED MTN+(J)                                                         05/29/2008         13,261,040
      396,000   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORTED MTN++(J)                            03/06/2008          4,817,340
      159,000   LEGG MASON INCORPORATED MTN+++(J)                                                     06/04/2008         11,634,141
      148,000   WYETH MTN+++(J)                                                                       04/09/2008          5,841,560

TOTAL EXCHANGEABLE NOTES (COST $80,259,393)                                                                              73,823,032
                                                                                                                    ---------------

SHARES
INVESTMENT COMPANIES: 1.87%

STOCK FUNDS: 1.87%
       90,000   MIDCAP SPDR TRUST SERIES 1<<                                                                             13,092,300

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
STOCK FUNDS (continued)
       45,000   VANGUARD TOTAL STOCK MARKET ETF                                                                     $     6,077,701

                                                                                                                         19,170,001
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (COST $20,472,725)                                                                            19,170,001
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES: 1.85%

US TREASURY BILLS: 1.85%
$  16,000,000   US TREASURY BILL<<^                                                      2.16%        04/17/2008         15,937,168
    3,000,000   US TREASURY BILL<<^                                                      3.20         04/03/2008          2,990,763

                                                                                                                         18,927,931
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $18,911,000)                                                                          18,927,931
                                                                                                                    ---------------

SHARES
COLLATERAL FOR SECURITIES LENDING: 13.24%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.23%
    1,403,970   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               1,403,970
    1,009,881   BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                     1,009,881

                                                                                                                          2,413,851
                                                                                                                    ---------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 13.01%
      444,347   AMSTEL FUNDING CORPORATION                                               4.60         02/01/2008            444,347
    1,009,881   BANCO SANTANDER TOTTA LOAN+++/-                                          4.10         10/15/2008          1,008,689
    6,059,283   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $6,059,827)                                              3.23         02/01/2008          6,059,283
    1,009,881   BANK OF IRELAND+++/-                                                     4.86         10/14/2008          1,009,244
    1,615,809   BARTON CAPITAL CORPORATION                                               3.62         02/04/2008          1,615,405
    3,021,562   BARTON CAPITAL CORPORATION++                                             3.62         02/06/2008          3,020,293
   10,098,805   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $10,099,711)                         3.23         02/01/2008         10,098,805
      807,904   BNP PARIBAS+/-                                                           4.85         11/07/2008            806,676
    3,837,546   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,837,888)                                              3.21         02/01/2008          3,837,546
      929,090   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $929,172)                                                3.17         02/01/2008            929,090
      969,485   CANCARA ASSET SECURITIZATION LIMITED                                     4.55         02/01/2008            969,485
    1,454,551   CHARIOT FUNDING LLC++                                                    4.50         02/05/2008          1,454,057
    2,625,689   CHEYNE FINANCE LLC+++/-^^(A)(I)                                          5.12         02/25/2008          2,363,120
    2,019,761   CHEYNE FINANCE LLC+++/-^^(A)(I)                                          5.18         05/19/2008          1,817,785
      201,976   COMERICA BANK+/-                                                         4.52         02/08/2008            202,019
    9,290,901   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $9,291,735)                               3.23         02/01/2008          9,290,901
    3,029,642   CULLINAN FINANCE CORPORATION+++/-                                        3.21         08/04/2008          3,015,826
    2,423,713   CULLINAN FINANCE CORPORATION+++/-                                        3.36         02/25/2008          2,423,655
    1,009,881   CULLINAN FINANCE CORPORATION+++/-                                        4.57         02/12/2008          1,009,689
    3,029,642   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,029,912)                                              3.21         02/01/2008          3,029,642
    5,655,331   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $5,655,831)                                              3.18         02/01/2008          5,655,331
      605,928   FAIRWAY FINANCE CORPORATION                                              3.65         02/06/2008            605,674
    4,039,522   FIVE FINANCE INCORPORATED+++/-                                           4.51         07/09/2008          4,017,709

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,009,881   GALLEON CAPITAL LLC                                                      3.65%        02/07/2008    $     1,009,365
    3,231,618   GALLEON CAPITAL LLC                                                      4.45         02/01/2008          3,231,618
    4,645,450   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $4,645,863)                                              3.20         02/01/2008          4,645,450
      403,952   HARRIER FINANCE FUNDING LLC+/-                                           3.40         04/25/2008            403,952
    2,625,689   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            4.15         08/16/2008          2,625,689
    1,009,881   INTESA BANK (IRELAND) PLC+++/-                                           3.39         10/24/2008          1,008,689
    1,141,808   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,141,908)                                              3.15         02/01/2008          1,141,808
    9,005,859   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $9,006,665)                                              3.22         02/01/2008          9,005,859
    2,322,725   KESTREL FUNDING US LLC+++/-                                              3.35         02/25/2008          2,322,493
      403,952   KESTREL FUNDING US LLC+/-                                                3.40         04/25/2008            403,952
    2,019,761   LINKS FINANCE LLC+++/-                                                   3.23         08/15/2008          2,000,048
    2,989,246   LIQUID FUNDING LIMITED+++/-                                              5.10         06/11/2008          2,995,045
    5,049,403   MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $5,049,845)                                              3.15         02/01/2008          5,049,403
      186,828   MORGAN STANLEY+/-                                                        4.36         10/15/2008            186,828
    2,019,761   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,019,941)                                              3.21         02/01/2008          2,019,761
    6,261,259   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $6,261,781)                                              3.00         02/01/2008          6,261,259
    2,019,761   NORTHERN ROCK PLC+++/-                                                   4.60         10/03/2008          2,002,633
      767,509   PALISADES CP NOTES                                                       3.81         02/20/2008            766,273
    1,333,042   PERRY GLOBAL FUNDING LLC SERIES A                                        3.76         02/19/2008          1,331,016
      163,399   RACERS TRUST SERIES 2004-6-MM+++/-                                       4.10         03/22/2008            163,399
    1,454,228   SEDNA FINANCE INCORPORATED+++/-                                          4.39         04/10/2008          1,451,276
    1,413,833   SHEFFIELD RECEIVABLES CORPORATION++                                      4.37         02/05/2008          1,413,352
    1,030,078   SHIPROCK FINANCE SERIES 2007-4A+++/-                                     4.31         04/11/2008          1,030,078
      787,707   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           3.29         02/29/2008            787,459
    1,009,881   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           4.55         02/04/2008          1,009,981
      807,904   SLM CORPORATION+++/-                                                     4.34         05/12/2008            804,398
      391,834   SOLITAIRE FUNDING LLC                                                    3.36         02/21/2008            391,171
    1,252,252   STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                              5.20         04/03/2008          1,133,288
    2,019,761   STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                              5.39         02/15/2008          1,827,884
      605,928   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     3.51         02/20/2008            604,953
      233,525   THE TRAVELERS INSURANCE COMPANY+/-                                       4.51         02/08/2008            233,520
    1,009,881   UNICREDITO ITALIANO BANK (IRELAND)+/-                                    4.26         10/14/2008          1,009,103
    1,009,881   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                       4.46         10/08/2008          1,009,153
    3,029,642   VERSAILLES CDS LLC                                                       4.65         02/01/2008          3,029,642
    1,736,994   VICTORIA FINANCE LLC+++/-^^(A)(I)                                        3.53         07/28/2008          1,571,980
    1,009,881   VICTORIA FINANCE LLC+++/-^^(A)(I)                                        3.56         08/07/2008            913,942
    2,019,761   WHITE PINE FINANCE LLC+++/-(K)                                           4.98         02/22/2008          2,019,216

                                                                                                                        133,499,207
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $136,763,646)                                                             135,913,058
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 11.12%
  114,147,283   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            114,147,283
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $114,147,283)                                                                        114,147,283
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,040,478,311)*                                   113.35%                                                    $ 1,163,158,745

OTHER ASSETS AND LIABILITIES, NET                        (13.35)                                                       (136,955,597)
                                                        -------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $ 1,026,203,148
                                                        -------                                                     ---------------

+  NON-INCOME EARNING SECURITIES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   COMMON STOCK FUND
--------------------------------------------------------------------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(J) THE HOLDER OF AN EXCHANGEABLE EQUITY-LINKED NOTE WILL RECEIVE, AT THE NOTE'S MATURITY, SHARES OF THE REFERENCED EQUITY BASED ON THE FINAL INDEX VALUE OF THE EQUITY (OR THE CASH EQUIVALENT). THE INDEX VALUE AND MATURITY DATE ARE BOTH DEFINED IN THE TERMS OF THE NOTE.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO JANUARY 31, 2008, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $114,147,283.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                 STRIKE PRICE   EXPIRATION DATE        VALUE
WRITTEN OPTIONS: (0.03%)
         (250)  BARRICK GOLD CORPORATION CALL+               $40.00         04/19/2008     $    (310,000)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(157,998))                                            (310,000)
                                                                                           -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 99.69%

AMUSEMENT & RECREATION SERVICES: 1.37%
       17,700   LIFE TIME FITNESS INCORPORATED+<<                                                                   $       784,818
       34,100   WMS INDUSTRIES INCORPORATED+                                                                              1,275,340

                                                                                                                          2,060,158
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 2.07%
       31,800   GUESS? INCORPORATED<<                                                                                     1,186,458
       45,900   PHILLIPS-VAN HEUSEN CORPORATION<<                                                                         1,934,226

                                                                                                                          3,120,684
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.98%
       41,400   ADVANCE AUTO PARTS INCORPORATED                                                                           1,477,152
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.97%
       48,739   WRIGHT EXPRESS CORPORATION+<<                                                                             1,459,246
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 2.49%
       14,300   CELGENE CORPORATION+                                                                                        802,373
       22,900   GENZYME CORPORATION+                                                                                      1,789,177
       56,400   VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                    1,148,304

                                                                                                                          3,739,854
                                                                                                                    ---------------
BUSINESS SERVICES: 10.97%
       54,800   AUTODESK INCORPORATED+                                                                                    2,255,020
       92,300   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       2,575,170
      103,200   CONVERGYS CORPORATION+                                                                                    1,600,632
       72,958   DEALERTRACK HOLDINGS INCORPORATED+<<                                                                      1,966,948
       47,900   F5 NETWORKS INCORPORATED+                                                                                 1,127,087
       20,700   LAMAR ADVERTISING COMPANY CLASS A+<<                                                                        892,584
      256,400   LAWSON SOFTWARE INCORPORATED+<<                                                                           2,228,116
       34,000   MONSTER WORLDWIDE INCORPORATED+                                                                             946,900
      147,277   TELETECH HOLDINGS INCORPORATED+                                                                           2,905,775

                                                                                                                         16,498,232
                                                                                                                    ---------------
CASINO & GAMING: 1.79%
       12,200   MGM MIRAGE+                                                                                                 893,284
       34,500   PENN NATIONAL GAMING INCORPORATED+                                                                        1,799,175

                                                                                                                          2,692,459
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 8.07%
       45,000   BARR PHARMACEUTICALS INCORPORATED+                                                                        2,348,550
       50,800   ECOLAB INCORPORATED                                                                                       2,451,100
       55,500   FOREST LABORATORIES INCORPORATED+                                                                         2,207,235
       47,200   IMCLONE SYSTEMS INCORPORATED+                                                                             2,051,784
       32,600   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                             1,468,630
       27,100   SHIRE PLC ADR                                                                                             1,459,335
        9,000   ZEP INCORPORATED                                                                                            148,680

                                                                                                                         12,135,314
                                                                                                                    ---------------
COMMUNICATIONS: 6.67%
      129,074   NII HOLDINGS INCORPORATED+                                                                                5,506,297
      107,600   SAVVIS INCORPORATED+<<                                                                                    2,173,520

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMUNICATIONS (continued)
       79,300   SBA COMMUNICATIONS CORPORATION CLASS A+                                                             $     2,348,073

                                                                                                                         10,027,890
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 0.58%
        8,000   PRICELINE.COM INCORPORATED+<<                                                                               868,160
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 1.07%
       20,100   APOLLO GROUP INCORPORATED CLASS A+<<                                                                      1,602,774
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.62%
       94,700   INTERSIL CORPORATION CLASS A                                                                              2,180,941
      136,258   MICROSEMI CORPORATION+<<                                                                                  3,095,782
      462,100   PMC-SIERRA INCORPORATED+                                                                                  2,167,249
       21,900   ROCKWELL COLLINS INCORPORATED                                                                             1,384,080
       36,400   SILICON LABORATORIES INCORPORATED+                                                                        1,137,136

                                                                                                                          9,965,188
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 8.06%
       28,578   ADVISORY BOARD COMPANY+<<                                                                                 1,820,990
       24,900   GEN-PROBE INCORPORATED+                                                                                   1,423,035
       14,900   IHS INCORPORATED+<<                                                                                         922,906
      209,567   RESOURCES CONNECTION INCORPORATED+<<                                                                      4,386,237
       35,600   URS CORPORATION                                                                                           1,562,840
       40,900   WATSON WYATT & COMPANY HOLDINGS                                                                           2,010,235

                                                                                                                         12,126,243
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.56%
       42,700   TEMPUR-PEDIC INTERNATIONAL<<                                                                                846,314
                                                                                                                    ---------------
HEALTH SERVICES: 2.05%
       12,900   COVANCE INCORPORATED+                                                                                     1,072,764
       66,600   PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                     2,009,322

                                                                                                                          3,082,086
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.82%
       39,400   GAYLORD ENTERTAINMENT COMPANY+<<                                                                          1,150,086
       33,700   VAIL RESORTS INCORPORATED+<<                                                                              1,595,358

                                                                                                                          2,745,444
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.57%
       72,912   GARDNER DENVER INCORPORATED+                                                                              2,365,265
                                                                                                                    ---------------
LEGAL SERVICES: 3.30%
       89,828   FTI CONSULTING INCORPORATED+<<                                                                            4,968,387
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 9.37%
       19,100   C.R. BARD INCORPORATED                                                                                    1,844,487
       37,800   DRS TECHNOLOGIES INCORPORATED                                                                             2,028,726
       42,580   HOLOGIC INCORPORATED+<<                                                                                   2,740,449
       19,300   METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                1,916,490
       46,900   PERKINELMER INCORPORATED                                                                                  1,167,341
       35,300   QUEST DIAGNOSTICS INCORPORATED                                                                            1,740,996
       27,978   VARIAN INCORPORATED+                                                                                      1,517,807

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
       19,800   WATERS CORPORATION+                                                                                 $     1,137,510

                                                                                                                         14,093,806
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.98%
       28,300   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      1,471,317
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 0.85%
       22,700   COVENTRY HEALTH CARE INCORPORATED+                                                                        1,284,366
                                                                                                                    ---------------
MEDICAL PRODUCTS: 1.10%
       21,100   ZIMMER HOLDINGS INCORPORATED+                                                                             1,651,497
                                                                                                                    ---------------
MOTION PICTURES: 1.50%
       98,900   NATIONAL CINEMEDIA INCORPORATED                                                                           2,253,931
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 6.49%
       24,300   ENSCO INTERNATIONAL INCORPORATED                                                                          1,242,216
       46,500   HELMERICH & PAYNE INCORPORATED                                                                            1,823,730
       22,200   NOBLE CORPORATION                                                                                           971,694
      155,400   PETROHAWK ENERGY CORPORATION+                                                                             2,447,550
       62,650   RANGE RESOURCES CORPORATION                                                                               3,271,583

                                                                                                                          9,756,773
                                                                                                                    ---------------
PERSONAL SERVICES: 1.00%
       35,200   WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                                1,499,520
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.19%
      129,036   VISTAPRINT LIMITED+<<                                                                                     4,801,430
                                                                                                                    ---------------
REAL ESTATE: 1.37%
      105,930   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                              2,056,101
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.23%
        1,587   CME GROUP INCORPORATED                                                                                      982,194
        5,600   INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                     783,776
       47,900   JEFFERIES GROUP INCORPORATED<<                                                                              968,538
       22,600   LAZARD LIMITED                                                                                              893,152
       41,000   MF GLOBAL LIMITED+                                                                                        1,232,050

                                                                                                                          4,859,710
                                                                                                                    ---------------
THEATERS & ENTERTAINMENT: 1.34%
      108,800   REGAL ENTERTAINMENT GROUP CLASS A<<                                                                       2,017,152
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 6.63%
       52,600   ITT CORPORATION                                                                                           3,126,018
       26,300   OSHKOSH TRUCK CORPORATION<<                                                                               1,203,488
       32,900   POLARIS INDUSTRIES INCORPORATED<<                                                                         1,429,176
       75,200   TEXTRON INCORPORATED                                                                                      4,214,960

                                                                                                                          9,973,642
                                                                                                                    ---------------
TRAVEL & RECREATION: 0.54%
       35,200   EXPEDIA INCORPORATED+<<                                                                                     810,304
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.09%
       51,000   PATTERSON COMPANIES INCORPORATED+<<                                                                       1,634,037
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
TOTAL COMMON STOCKS (COST $155,198,326)                                                                             $   149,944,436
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 24.96%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.45%
      387,738   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 387,738
      278,901   BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                       278,901

                                                                                                                            666,639
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 24.51%
$     122,717   AMSTEL FUNDING CORPORATION                                              4.60%         02/01/2008            122,717
      278,901   BANCO SANTANDER TOTTA LOAN+/-++                                         4.10          10/15/2008            278,572
    1,673,407   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,673,557)                                             3.23          02/01/2008          1,673,407
      278,901   BANK OF IRELAND+/-++                                                    4.86          10/14/2008            278,725
      446,242   BARTON CAPITAL CORPORATION                                              3.62          02/04/2008            446,130
      834,472   BARTON CAPITAL CORPORATION++                                            3.62          02/06/2008            834,122
    2,789,012   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $2,789,262)                              3.23          02/01/2008          2,789,012
      223,121   BNP PARIBAS+/-                                                          4.85          11/07/2008            222,782
    1,059,824   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,059,919)                                             3.21          02/01/2008          1,059,824
      256,589   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $256,612)                                               3.17          02/01/2008            256,589
      267,745   CANCARA ASSET SECURITIZATION LIMITED                                    4.55          02/01/2008            267,745
      401,707   CHARIOT FUNDING LLC++                                                   4.50          02/05/2008            401,570
      725,143   CHEYNE FINANCE LLC+/-++^^(A)(I)                                         5.12          02/25/2008            652,629
      557,802   CHEYNE FINANCE LLC+/-++^^(A)(I)                                         5.18          05/19/2008            502,022
       55,780   COMERICA BANK+/-                                                        4.52          02/08/2008             55,792
    2,565,891   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $2,566,121)                              3.23          02/01/2008          2,565,891
      836,703   CULLINAN FINANCE CORPORATION+/-++                                       3.21          08/04/2008            832,888
      669,363   CULLINAN FINANCE CORPORATION+/-++                                       3.36          02/25/2008            669,347
      278,901   CULLINAN FINANCE CORPORATION+/-++                                       4.57          02/12/2008            278,848
    1,561,846   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,561,984)                                             3.18          02/01/2008          1,561,846
      836,703   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $836,778)                                               3.21          02/01/2008            836,703
      167,341   FAIRWAY FINANCE CORPORATION                                             3.65          02/06/2008            167,270
    1,115,605   FIVE FINANCE INCORPORATED+/-++                                          4.51          07/09/2008          1,109,580
      278,901   GALLEON CAPITAL LLC                                                     3.65          02/07/2008            278,759
      892,484   GALLEON CAPITAL LLC                                                     4.45          02/01/2008            892,484
    1,282,945   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,283,059)                                             3.20          02/01/2008          1,282,945
      111,560   HARRIER FINANCE FUNDING LLC+/-                                          3.40          04/25/2008            111,560
      725,143   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           4.15          08/16/2008            725,143
      278,901   INTESA BANK (IRELAND) PLC+/-++                                          3.39          10/24/2008            278,572
    2,487,170   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,487,392)                                             3.22          02/01/2008          2,487,170
      315,336   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $315,364)                                               3.15          02/01/2008            315,336
      641,473   KESTREL FUNDING US LLC+/-++                                             3.35          02/25/2008            641,409
      111,560   KESTREL FUNDING US LLC+/-                                               3.40          04/25/2008            111,560
      557,802   LINKS FINANCE LLC+/-++                                                  3.23          08/15/2008            552,358
      825,547   LIQUID FUNDING LIMITED+/-++                                             5.10          06/11/2008            827,149
    1,394,506   MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,394,628)                                             3.15          02/01/2008          1,394,506
       51,597   MORGAN STANLEY+/-                                                       4.36          10/15/2008             51,597

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,729,187   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,729,331)                                             3.00%         02/01/2008    $     1,729,187
      557,802   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $557,852)                                               3.21          02/01/2008            557,802
      557,802   NORTHERN ROCK PLC+/-++                                                  4.60          10/03/2008            553,072
      211,965   PALISADES CP NOTES                                                      3.81          02/20/2008            211,624
      368,150   PERRY GLOBAL FUNDING LLC SERIES A                                       3.76          02/19/2008            367,590
       45,126   RACERS TRUST SERIES 2004-6-MM+/-++                                      4.10          03/22/2008             45,126
      401,618   SEDNA FINANCE INCORPORATED+/-++                                         4.39          04/10/2008            400,802
      390,462   SHEFFIELD RECEIVABLES CORPORATION++                                     4.37          02/05/2008            390,329
      284,479   SHIPROCK FINANCE SERIES 2007-4A+/-++                                    4.31          04/11/2008            284,479
      217,543   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          3.29          02/29/2008            217,474
      278,901   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          4.55          02/04/2008            278,929
      223,121   SLM CORPORATION+/-++                                                    4.34          05/12/2008            222,153
      108,214   SOLITAIRE FUNDING LLC                                                   3.36          02/21/2008            108,031
      345,837   STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                             5.20          04/03/2008            312,983
      557,802   STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                             5.39          02/15/2008            504,811
      167,341   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    3.51          02/20/2008            167,071
       64,493   THE TRAVELERS INSURANCE COMPANY+/-                                      4.51          02/08/2008             64,492
      278,901   UNICREDITO ITALIANO BANK (IRELAND)+/-                                   4.26          10/14/2008            278,686
      278,901   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      4.46          10/08/2008            278,700
      836,703   VERSAILLES CDS LLC                                                      4.65          02/01/2008            836,705
      479,710   VICTORIA FINANCE LLC+/-++^^(A)(I)                                       3.53          07/28/2008            434,138
      278,901   VICTORIA FINANCE LLC+/-++^^(A)(I)                                       3.56          08/07/2008            252,406
      557,802   WHITE PINE FINANCE LLC+/-++(K)                                          4.98          02/22/2008            557,652

                                                                                                                         36,868,801
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $37,794,615)                                                               37,535,440
                                                                                                                    ---------------

SHARES
RIGHTS: 0.00%
       31,200   SEAGATE TECHNOLOGY RIGHTS(A)                                                                                      0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 0.78%
    1,175,107   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              1,175,107
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,175,107)                                                                            1,175,107
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $194,168,048)*                                             125.43%                                            $   188,654,983

OTHER ASSETS AND LIABILITIES, NET                                (25.43)                                                (38,244,823)
                                                                 ------                                             ---------------

TOTAL NET ASSETS                                                 100.00%                                            $   150,410,160
                                                                 ------                                             ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

 +/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO JANUARY 31, 2008, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,175,107.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 99.53%

AMUSEMENT & RECREATION SERVICES: 0.85%
         88,200    WMS INDUSTRIES INCORPORATED+                                                                     $     3,298,680
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.99%
        129,513    WRIGHT EXPRESS CORPORATION+<<                                                                          3,877,619
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.31%
         79,726    APPLERA CORPORATION-CELERA GROUP+<<                                                                    1,221,402
                                                                                                                    ---------------
BUSINESS SERVICES: 22.83%
         89,988    BANKRATE INCORPORATED+<<                                                                               4,880,049
        194,345    DEALERTRACK HOLDINGS INCORPORATED+<<                                                                   5,239,541
         75,700    DIGITAL RIVER INCORPORATED+<<                                                                          2,838,750
        253,200    EPICOR SOFTWARE CORPORATION+<<                                                                         2,797,860
         75,500    F5 NETWORKS INCORPORATED+                                                                              1,776,515
        131,400    FORRESTER RESEARCH INCORPORATED+<<                                                                     3,153,600
        138,200    GARTNER INCORPORATED+                                                                                  2,052,270
        489,091    GLOBAL CASH ACCESS INCORPORATED+                                                                       2,934,546
         29,015    HURON CONSULTING GROUP INCORPORATED+<<                                                                 2,083,857
        348,300    INTERNAP NETWORK SERVICES+<<                                                                           3,072,006
        637,400    LAWSON SOFTWARE INCORPORATED+<<                                                                        5,539,006
        524,519    MARCHEX INCORPORATED CLASS B                                                                           4,164,681
        861,841    ON ASSIGNMENT INCORPORATED+                                                                            4,791,836
        215,400    RSC HOLDINGS INCORPORATED+<<                                                                           2,369,400
        626,058    SECURE COMPUTING CORPORATION+<<                                                                        5,603,219
        173,151    SI INTERNATIONAL INCORPORATED+<<                                                                       4,732,217
      1,116,665    SKILLSOFT PLC ADR+                                                                                    10,172,818
        486,547    SYKES ENTERPRISES INCORPORATED+                                                                        7,682,577
        389,536    TELETECH HOLDINGS INCORPORATED+                                                                        7,685,545
        232,709    THE KNOT INCORPORATED+<<                                                                               3,406,860
         99,500    VALUECLICK INCORPORATED+                                                                               2,172,085

                                                                                                                         89,149,238
                                                                                                                    ---------------
CASINO & GAMING: 0.74%
        158,100    PINNACLE ENTERTAINMENT INCORPORATED+<<                                                                 2,885,325
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 4.78%
         10,500    CHATTEM INCORPORATED+<<                                                                                  805,560
         85,150    INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                          3,836,008
        195,200    NOVEN PHARMACEUTICALS INCORPORATED+                                                                    2,621,536
        477,166    SCIELE PHARMA INCORPORATED+<<                                                                         11,413,811

                                                                                                                         18,676,915
                                                                                                                    ---------------
COMMUNICATIONS: 5.00%
        442,900    CENTENNIAL COMMUNICATIONS CORPORATION+                                                                 2,533,388
        205,200    LODGENET ENTERTAINMENT CORPORATION+<<                                                                  3,096,468
        129,227    NOVATEL WIRELESS INCORPORATED+                                                                         2,067,632
        562,200    PAETEC HOLDING CORPORATION+                                                                            5,346,522
        180,300    SAVVIS INCORPORATED+<<                                                                                 3,642,060
        353,850    VIRGIN MOBILE USA INCORPORATED CLASS A+<<                                                              2,841,416

                                                                                                                         19,527,486
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 2.11%
        505,800    GSI COMMERCE INCORPORATED+<<                                                                           8,234,424
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.27%
        399,400    INFORMATION SERVICES GROUP INCORPORATED+<<                                                             2,308,532

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        360,514    MICROSEMI CORPORATION+                                                                           $     8,190,878
      1,189,700    PMC-SIERRA INCORPORATED+                                                                               5,579,693
        210,300    POLYPORE INTERNATIONAL INCORPORATED+                                                                   3,905,271
        178,542    POWER INTEGRATIONS INCORPORATED+                                                                       4,549,250
         59,400    REGAL-BELOIT CORPORATION                                                                               2,252,448
         94,200    SILICON LABORATORIES INCORPORATED+                                                                     2,942,808
        219,450    SOLERA HOLDINGS INCORPORATED+                                                                          5,001,266
         92,800    SYNAPTICS INCORPORATED+                                                                                2,459,200
         84,129    UNIVERSAL DISPLAY CORPORATION+<<                                                                       1,360,366
         42,600    ZOLTEK COMPANIES INCORPORATED+<<                                                                       1,554,900

                                                                                                                         40,104,612
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 6.69%
         75,688    ADVISORY BOARD COMPANY+<<                                                                              4,822,839
        354,194    EXELIXIS INCORPORATED+<<                                                                               2,592,700
         35,600    IHS INCORPORATED+<<                                                                                    2,205,064
        533,458    RESOURCES CONNECTION INCORPORATED+                                                                    11,165,276
        108,300    WATSON WYATT & COMPANY HOLDINGS                                                                        5,322,945

                                                                                                                         26,108,824
                                                                                                                    ---------------
FINANCIAL INSTITUTIONS: 0.66%
        103,000    DOLLAR FINANCIAL CORPORATION+<<                                                                        2,593,540
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 0.44%
        265,220    SENOMYX INCORPORATED+<<                                                                                1,726,582
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.57%
        113,100    TEMPUR-PEDIC INTERNATIONAL<<                                                                           2,241,642
                                                                                                                    ---------------
HEALTH SERVICES: 4.08%
        325,974    INVENTIV HEALTH INCORPORATED+<<                                                                       10,721,285
        172,800    PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                  5,213,376

                                                                                                                         15,934,661
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.58%
        183,900    HHGREGG INCORPORATED+                                                                                  2,245,419
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 2.56%
        105,468    GAYLORD ENTERTAINMENT COMPANY+<<                                                                       3,078,611
        506,800    GREAT WOLF RESORTS INCORPORATED+                                                                       4,191,236
         57,800    VAIL RESORTS INCORPORATED+<<                                                                           2,736,252

                                                                                                                         10,006,099
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.93%
        185,790    ACTUANT CORPORATION CLASS A<<                                                                          5,077,641
        222,284    GARDNER DENVER INCORPORATED+                                                                           7,210,893
         69,800    KAYDON CORPORATION<<                                                                                   3,049,562

                                                                                                                         15,338,096
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.50%
         74,702    EHEALTH INCORPORATED+<<                                                                                1,956,445
                                                                                                                    ---------------
INSURANCE CARRIERS: 2.68%
        192,600    FIRST MERCURY FINANCIAL CORPORATION+                                                                   3,680,586
         38,978    THE NAVIGATORS GROUP INCORPORATED+                                                                     2,250,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (continued)
        155,450    TOWER GROUP INCORPORATED<<                                                                       $     4,542,249

                                                                                                                         10,473,035
                                                                                                                    ---------------
LEGAL SERVICES: 3.00%
        212,081    FTI CONSULTING INCORPORATED+<<                                                                        11,730,200
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.93%
         49,000    DRS TECHNOLOGIES INCORPORATED                                                                          2,629,830
         71,500    ESTERLINE TECHNOLOGIES CORPORATION+                                                                    3,331,185
        201,100    EV3 INCORPORATED+<<                                                                                    1,759,625
        573,380    IXIA+                                                                                                  4,243,012
         47,316    ORTHOFIX INTERNATIONAL N.V.+<<                                                                         2,587,239
        236,669    SENORX INCORPORATED+                                                                                   2,106,354
        184,800    SIRONA DENTAL SYSTEMS INCORPORATED+<<                                                                  5,106,024
         96,093    SONOSITE INCORPORATED+<<                                                                               3,346,919
        193,955    SPECTRANETICS CORPORATION+<<                                                                           2,420,558
        182,867    SYMMETRY MEDICAL INCORPORATED+<<                                                                       3,328,179
         73,770    VARIAN INCORPORATED+                                                                                   4,002,023

                                                                                                                         34,860,948
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.93%
        208,862    PSS WORLD MEDICAL INCORPORATED+<<                                                                      3,611,224
                                                                                                                    ---------------
MEDICAL PRODUCTS: 0.81%
        288,850    VOLCANO CORPORATION+                                                                                   3,162,908
                                                                                                                    ---------------
MOTION PICTURES: 1.57%
        245,360    CINEMARK HOLDINGS INCORPORATED<<                                                                       3,508,648
        115,200    NATIONAL CINEMEDIA INCORPORATED                                                                        2,625,408

                                                                                                                          6,134,056
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 1.83%
        171,500    CONCHO RESOURCES INCORPORATED+                                                                         3,481,450
        231,930    PETROHAWK ENERGY CORPORATION+<<                                                                        3,652,898

                                                                                                                          7,134,348
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 6.29%
        345,031    INNERWORKINGS INCORPORATED+<<                                                                          4,778,679
        362,818    SHUTTERFLY INCORPORATED+<<                                                                             7,056,810
        341,457    VISTAPRINT LIMITED+<<                                                                                 12,705,615

                                                                                                                         24,541,104
                                                                                                                    ---------------
REAL ESTATE: 0.53%
        304,744    HFF INCORPORATED CLASS A+                                                                              2,084,449
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.05%
        130,024    EVERCORE PARTNERS INCORPORATED CLASS A<<                                                               2,366,437
         39,425    FCSTONE GROUP INCORPORATED+<<                                                                          1,748,499

                                                                                                                          4,114,936
                                                                                                                    ---------------
TEXTILE MILL PRODUCTS: 1.14%
        279,400    INTERFACE INCORPORATED                                                                                 4,459,224
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT: 0.95%
         85,100    POLARIS INDUSTRIES INCORPORATED<<                                                                $     3,696,744
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 0.84%
        113,100    HUB GROUP INCORPORATED CLASS A+<<                                                                      3,294,603
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 1.09%
        213,500    INTERLINE BRANDS INCORPORATED+                                                                         4,240,112
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $429,636,467)                                                                                 388,664,900
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 35.52%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.63%
      1,432,615    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                            1,432,615
      1,030,485    BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                  1,030,485

                                                                                                                          2,463,100
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 34.89%
$       453,413    AMSTEL FUNDING CORPORATION                                            4.60%        02/01/2008            453,413
      1,030,485    BANCO SANTANDER TOTTA LOAN+/-++                                       4.10         10/15/2008          1,029,269
      6,182,909    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $6,183,464)                                           3.23         02/01/2008          6,182,909
      1,030,485    BANK OF IRELAND+/-++                                                  4.86         10/14/2008          1,029,836
      1,648,776    BARTON CAPITAL CORPORATION                                            3.62         02/04/2008          1,648,364
      3,083,211    BARTON CAPITAL CORPORATION++                                          3.62         02/06/2008          3,081,916
     10,304,849    BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $10,305,774)                      3.23         02/01/2008         10,304,849
        824,388    BNP PARIBAS+/-                                                        4.85         11/07/2008            823,135
      3,915,842    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,916,191)                                           3.21         02/01/2008          3,915,842
        948,046    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $948,129)                                             3.17         02/01/2008            948,046
        989,265    CANCARA ASSET SECURITIZATION LIMITED                                  4.55         02/01/2008            989,265
      1,484,228    CHARIOT FUNDING LLC++                                                 4.50         02/05/2008          1,483,723
      2,679,261    CHEYNE FINANCE LLC+/-++^^(A)(I)                                       5.12         02/25/2008          2,411,335
      2,060,970    CHEYNE FINANCE LLC+/-++^^(A)(I)                                       5.18         05/19/2008          1,854,873
        206,097    COMERICA BANK+/-                                                      4.52         02/08/2008            206,140
      9,480,461    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $9,481,312)                            3.23         02/01/2008          9,480,461
      3,091,455    CULLINAN FINANCE CORPORATION+/-++                                     3.21         08/04/2008          3,077,358
      2,473,164    CULLINAN FINANCE CORPORATION+/-++                                     3.36         02/25/2008          2,473,104
      1,030,485    CULLINAN FINANCE CORPORATION+/-++                                     4.57         02/12/2008          1,030,289
      3,091,455    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,091,731)                                           3.21         02/01/2008          3,091,455
      5,770,715    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $5,771,225)                                           3.18         02/01/2008          5,770,715
        618,291    FAIRWAY FINANCE CORPORATION                                           3.65         02/06/2008            618,031
      4,121,939    FIVE FINANCE INCORPORATED+/-++                                        4.51         07/09/2008          4,099,681
      1,030,485    GALLEON CAPITAL LLC                                                   3.65         02/07/2008          1,029,959
      3,297,552    GALLEON CAPITAL LLC                                                   4.45         02/01/2008          3,297,552
      4,740,230    GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $4,740,651)                                           3.20         02/01/2008          4,740,230
        412,194    HARRIER FINANCE FUNDING LLC+/-                                        3.40         04/25/2008            412,194
      2,679,261    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         4.15         08/16/2008          2,679,261
      1,030,485    INTESA BANK (IRELAND) PLC+/-++                                        3.39         10/24/2008          1,029,269
      1,165,104    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,165,206)                                           3.15         02/01/2008          1,165,104

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     9,189,604    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $9,190,426)                                           3.22%        02/01/2008    $     9,189,604
      2,370,115    KESTREL FUNDING US LLC+/-++                                           3.35         02/25/2008          2,369,878
        412,194    KESTREL FUNDING US LLC+/-                                             3.40         04/25/2008            412,194
      2,060,970    LINKS FINANCE LLC+/-++                                                3.23         08/15/2008          2,040,855
      3,050,235    LIQUID FUNDING LIMITED+/-++                                           5.10         06/11/2008          3,056,153
      5,152,424    MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $5,152,875)                                           3.15         02/01/2008          5,152,424
        190,640    MORGAN STANLEY+/-                                                     4.36         10/15/2008            190,640
      2,060,970    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,061,154)                                           3.21         02/01/2008          2,060,970
      6,389,006    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $6,389,538)                                           3.00         02/01/2008          6,389,006
      2,060,970    NORTHERN ROCK PLC+/-++                                                4.60         10/03/2008          2,043,493
        783,169    PALISADES CP NOTES                                                    3.81         02/20/2008            781,908
      1,360,240    PERRY GLOBAL FUNDING LLC SERIES A                                     3.76         02/19/2008          1,358,172
        166,732    RACERS TRUST SERIES 2004-6-MM+/-++                                    4.10         03/22/2008            166,732
      1,483,898    SEDNA FINANCE INCORPORATED+/-++                                       4.39         04/10/2008          1,480,886
      1,442,679    SHEFFIELD RECEIVABLES CORPORATION++                                   4.37         02/05/2008          1,442,188
      1,051,095    SHIPROCK FINANCE SERIES 2007-4A+/-++                                  4.31         04/11/2008          1,051,095
        803,778    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        3.29         02/29/2008            803,525
      1,030,485    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        4.55         02/04/2008          1,030,588
        824,388    SLM CORPORATION+/-++                                                  4.34         05/12/2008            820,810
        399,828    SOLITAIRE FUNDING LLC                                                 3.36         02/21/2008            399,152
      1,277,801    STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                           5.20         04/03/2008          1,156,410
      2,060,970    STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                           5.39         02/15/2008          1,865,178
        618,291    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  3.51         02/20/2008            617,295
        238,289    THE TRAVELERS INSURANCE COMPANY+/-                                    4.51         02/08/2008            238,285
      1,030,485    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 4.26         10/14/2008          1,029,691
      1,030,485    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    4.46         10/08/2008          1,029,743
      3,091,455    VERSAILLES CDS LLC                                                    4.65         02/01/2008          3,091,455
      1,772,434    VICTORIA FINANCE LLC+/-++^^(A)(I)                                     3.53         07/28/2008          1,604,053
      1,030,485    VICTORIA FINANCE LLC+/-++^^(A)(I)                                     3.56         08/07/2008            932,589
      2,060,970    WHITE PINE FINANCE LLC+/-++(K)                                        4.98         02/22/2008          2,060,410

                                                                                                                        136,222,960
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $139,627,968)                                                             138,686,060
                                                                                                                    ---------------

SHARES
WARRANTS: 0.00%
            108    IMPERIAL CREDIT INDUSTRY+(A)(I)                                                                                0

TOTAL WARRANTS (COST $0)                                                                                                          0
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 0.43%
      1,705,619    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           1,705,619
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,705,619)                                                                            1,705,619
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $570,970,054)*                                     135.48%                                                    $   529,056,579

OTHER ASSETS AND LIABILITIES, NET                        (35.48)                                                       (138,564,324)

TOTAL NET ASSETS                                         100.00%                                                    $   390,492,255
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO JANUARY 31, 2008, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,705,619.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 90.92%

APPAREL & ACCESSORY STORES: 0.98%
         21,700    CASUAL MALE RETAIL GROUP INCORPORATED<<+                                                         $       105,462
        256,400    CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                         4,753,656
        273,400    TALBOTS INCORPORATED<<                                                                                 2,643,778

                                                                                                                          7,502,896
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.53%
        207,200    STANDARD PARKING CORPORATION<<+                                                                        4,013,464
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.60%
        841,400    CENTRAL GARDEN & PET COMPANY<<+                                                                        4,619,286
                                                                                                                    ---------------
BUSINESS SERVICES: 12.73%
        384,000    ASPEN TECHNOLOGY INCORPORATED+                                                                         5,395,200
        146,500    BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED<<+                                                       6,236,505
        119,600    CONSTANT CONTACT INCORPORATED<<+                                                                       2,549,872
        300,900    F5 NETWORKS INCORPORATED+                                                                              7,080,177
        491,600    GARTNER INCORPORATED<<+                                                                                7,300,260
        267,250    H&E EQUIPMENT SERVICES INCORPORATED+                                                                   4,439,023
        664,700    INFORMATICA CORPORATION<<+                                                                            12,835,357
        303,500    INTERWOVEN INCORPORATED+                                                                               3,845,345
        433,500    ONLINE RESOURCES CORPORATION<<+                                                                        4,426,035
        390,600    PARAMETRIC TECHNOLOGY CORPORATION+                                                                     6,425,370
        138,019    PENNANTPARK INVESTMENT CORPORATION                                                                     1,555,474
        398,400    RENT-A-CENTER INCORPORATED<<+                                                                          6,812,640
        304,000    RIGHTNOW TECHNOLOGIES INCORPORATED<<+                                                                  3,109,920
        683,300    SONICWALL INCORPORATED<<+                                                                              5,999,374
        264,900    THQ INCORPORATED<<+                                                                                    4,770,849
        557,000    VALUECLICK INCORPORATED+                                                                              12,159,310
         92,400    VIAD CORPORATION<<                                                                                     2,471,700

                                                                                                                         97,412,411
                                                                                                                    ---------------
CASINO & GAMING: 0.36%
        150,000    PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                 2,737,500
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS: 4.86%
         93,500    ANIMAL HEALTH INTERNATIONAL INCORPORATED+                                                              1,122,000
        128,100    ARRAY BIOPHARMA INCORPORATED<<+                                                                          833,931
        365,300    CABOT CORPORATION<<                                                                                   10,860,369
        101,000    FMC CORPORATION                                                                                        5,369,160
        108,787    IMMUCOR INCORPORATED+                                                                                  3,137,417
        238,800    MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                           4,850,028
        356,300    PERRIGO COMPANY                                                                                       10,988,292

                                                                                                                         37,161,197
                                                                                                                    ---------------

COMMUNICATIONS: 4.35%
        259,400    CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED<<+                                                         5,763,868
        155,200    CONSOLIDATED COMMUNICATIONS ILLINOIS HOLDINGS INCORPORATED<<                                           2,427,328
        110,300    GEOEYE INCORPORATED+                                                                                   3,856,088
        638,000    MEDIACOM COMMUNICATIONS CORPORATION<<+                                                                 3,164,480
        821,800    PAETEC HOLDING CORPORATION<<+                                                                          7,815,318
        423,800    SYNIVERSE HOLDINGS INCORPORATED<<+                                                                     6,691,802
        204,800    TIME WARNER TELECOM INCORPORATED<<+                                                                    3,579,904

                                                                                                                         33,298,788
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMUNICATIONS EQUIPMENT: 0.47%
         80,200    COMMSCOPE INCORPORATED<<+                                                                        $     3,556,870
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS: 5.92%
        235,100    BANK OF HAWAII CORPORATION                                                                            11,841,987
         96,300    BERKSHIRE HILLS BANCORP INCORPORATED                                                                   2,289,051
         70,800    COMMERCE BANCSHARES INCORPORATED                                                                       3,144,228
         93,497    CULLEN FROST BANKERS INCORPORATED                                                                      5,089,977
        248,410    CVB FINANCIAL CORPORATION<<                                                                            2,769,772
        221,700    EURONET WORLDWIDE INCORPORATED<<+                                                                      5,861,748
         65,200    SVB FINANCIAL GROUP<<+                                                                                 3,155,680
        225,500    WESTAMERICA BANCORPORATION<<                                                                          11,166,760

                                                                                                                         45,319,203
                                                                                                                    ---------------

EATING & DRINKING PLACES: 0.44%
        153,300    SONIC CORPORATION<<+                                                                                   3,400,194
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES: 4.52%
         91,600    CLEAN HARBORS INCORPORATED<<+                                                                          5,081,968
        159,900    NORTHWESTERN CORPORATION                                                                               4,621,110
         63,400    ORMAT TECHNOLOGIES INCORPORATED<<                                                                      2,755,998
        132,750    PNM RESOURCES INCORPORATED                                                                             2,564,730
        164,200    PORTLAND GENERAL ELECTRIC COMPANY                                                                      4,045,888
         66,200    UIL HOLDINGS CORPORATION                                                                               2,260,730
        195,500    UNISOURCE ENERGY CORPORATION                                                                           5,743,790
        256,450    WASTE CONNECTIONS INCORPORATED<<+                                                                      7,478,082

                                                                                                                         34,552,296
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.82%
        771,600    ARRIS GROUP INCORPORATED<<+                                                                            6,782,364
        468,500    GSI TECHNOLOGY INCORPORATED+                                                                           1,180,620
        209,500    IPG PHOTONICS CORPORATION<<+                                                                           3,750,050
         96,249    MELLANOX TECHNOLOGIES LIMITED+                                                                         1,523,622
        304,600    MEMSIC INCORPORATED+                                                                                   2,101,740
        322,000    MICROSEMI CORPORATION<<+                                                                               7,315,840
        650,500    QLOGIC CORPORATION+                                                                                    9,302,150
        413,700    SEMTECH CORPORATION+                                                                                   5,282,949
        118,800    STANDARD MICROSYSTEMS CORPORATION<<+                                                                   3,554,496
        680,400    VISHAY INTERTECHNOLOGY INCORPORATED+                                                                   7,137,396
        457,300    VOLTERRA SEMICONDUCTOR CORPORATION<<+                                                                  4,198,014

                                                                                                                         52,129,241
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.54%
        200,500    DIAMOND MANAGEMENT & TECHNOLOGY CONSULTANTS INCORPORATED                                                 932,325
        563,400    LEXICON GENETICS INCORPORATED<<+                                                                       1,335,258
        206,700    LUMINEX CORPORATION<<+                                                                                 3,094,299
        320,000    MTC TECHNOLOGIES INCORPORATED+                                                                         7,548,800
        132,900    WATSON WYATT & COMPANY HOLDINGS                                                                        6,532,035

                                                                                                                         19,442,717
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS: 0.32%
        101,100    FLOWERS FOODS INCORPORATED<<                                                                           2,426,400
                                                                                                                    ---------------

HEALTH SERVICES: 2.96%
        111,100    AMSURG CORPORATION+                                                                                    2,861,936
         19,300    ATHENAHEALTH INCORPORATED<<+                                                                             606,020
        198,900    DIALYSIS CORPORATION OF AMERICA+                                                                       1,821,924
        186,500    ENSIGN GROUP INCORPORATED                                                                              1,829,565

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HEALTH SERVICES (continued)
         93,400    PSYCHIATRIC SOLUTIONS INCORPORATED<<+                                                            $     2,817,878
        194,100    SIRTRIS PHARMACEUTICALS INCORPORATED<<+                                                                2,340,846
        288,100    SKILLED HEALTHCARE GROUP INCORPORATED+                                                                 4,004,590
        369,700    SUN HEALTHCARE GROUP INCORPORATED<<+                                                                   6,369,931

                                                                                                                         22,652,690
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES: 2.53%
        136,450    ANNALY MORTGAGE MANAGEMENT INCORPORATED<<                                                              2,690,794
        111,000    DIGITAL REALITY TRUST INCORPORATED                                                                     3,966,030
         61,060    EXTERRAN HOLDINGS INCORPORATED<<+                                                                      3,983,554
        223,600    INVESTORS REAL ESTATE TRUST<<                                                                          2,191,280
        287,200    NATIONAL RETAIL PROPERTIES INCORPORATED                                                                6,525,184

                                                                                                                         19,356,842
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.35%
         96,200    HOME INNS & HOTELS MANAGEMENT ADR<<+                                                                   2,692,638
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.22%
        196,800    ACTUANT CORPORATION CLASS A<<                                                                          5,378,544
        376,800    DRESSER RAND GROUP INCORPORATED+                                                                      11,944,560
        612,600    EMULEX CORPORATION+                                                                                    9,556,560
        163,000    IDEX CORPORATION                                                                                       5,090,490
         61,800    MANITOWOC COMPANY INCORPORATED                                                                         2,355,816
         21,252    RITCHIE BROTHERS AUCTIONEERS INCORPORATED                                                              1,748,615
        500,200    SCIENTIFIC GAMES CORPORATION CLASS A<<+                                                               11,904,760
        212,529    SHAW INDUSTRIES LIMITED CLASS A                                                                        7,285,741

                                                                                                                         55,265,086
                                                                                                                    ---------------

INSURANCE CARRIERS: 3.35%
        210,492    ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                             8,596,493
        213,000    CONSECO INCORPORATED+                                                                                  2,564,520
        249,800    REINSURANCE GROUP OF AMERICA INCORPORATED                                                             14,480,906

                                                                                                                         25,641,919
                                                                                                                    ---------------

JUSTICE, PUBLIC ORDER & SAFETY: 1.26%
        402,400    GEO GROUP INCORPORATED<<+                                                                              9,625,408
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.32%
        176,500    ADVANCED MEDICAL OPTICS INCORPORATED<<+                                                                3,711,795
        791,800    BRUKER BIOSCIENCES CORPORATION+                                                                        8,115,950
        277,800    CEPHEID INCORPORATED<<+                                                                                8,484,012
        220,800    COOPER COMPANIES INCORPORATED<<                                                                        8,695,104
         77,500    DRS TECHNOLOGIES INCORPORATED                                                                          4,159,425
        173,700    ESCO TECHNOLOGIES INCORPORATED<<+                                                                      6,512,013
        419,100    FEI COMPANY<<+                                                                                         9,496,806
        113,500    HAEMONETICS CORPORATION+                                                                               6,791,840
         82,800    INTEGRA LIFESCIENCES HOLDINGS<<+                                                                       3,444,480
          4,100    TRANS1 INCORPORATED<<+                                                                                    59,819
        292,200    VEECO INSTRUMENTS INCORPORATED<<+                                                                      4,137,552

                                                                                                                         63,608,796
                                                                                                                    ---------------

MEDICAL EQUIPMENT & SUPPLIES: 1.16%
        152,600    NORTHSTAR NEUROSCIENCE INCORPORATED<<+                                                                   222,796
        498,300    PSS WORLD MEDICAL INCORPORATED+                                                                        8,615,607

                                                                                                                          8,838,403
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEDICAL PRODUCTS: 0.21%
        145,200    VOLCANO CORPORATION+                                                                             $     1,589,940
                                                                                                                    ---------------

METAL MINING: 1.54%
        227,300    PAN AMERICAN SILVER CORPORATION+                                                                       8,235,079
        215,678    YAMANA GOLD INCORPORATED                                                                               3,554,365

                                                                                                                         11,789,444
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.17%
        265,800    CENTRAL GARDEN & PET COMPANY CLASS A<<+                                                                1,321,026
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.43%
        217,546    APOLLO INVESTMENT CORPORATION                                                                          3,302,348
                                                                                                                    ---------------

OIL & GAS EXTRACTION: 3.97%
        167,800    APPROACH RESOURCES INCORPORATED+                                                                       2,570,696
        207,600    CONCHO RESOURCES INCORPORATED+                                                                         4,214,280
        345,510    GALLEON ENERGY INCORPORATED A+                                                                         4,941,510
        365,900    ST. MARY LAND & EXPLORATION COMPANY                                                                   12,890,657
        173,611    WILLBROS GROUP INCORPORATED<<+                                                                         5,784,719

                                                                                                                         30,401,862
                                                                                                                    ---------------

PERSONAL SERVICES: 0.51%
        153,900    REGIS CORPORATION                                                                                      3,898,287
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES: 1.43%
        226,700    BRUSH ENGINEERED MATERIALS INCORPORATED+                                                               6,488,154
         78,900    SCHNITZER STEEL INDUSTRY<<                                                                             4,470,474

                                                                                                                         10,958,628
                                                                                                                    ---------------

RAILROAD TRANSPORTATION: 0.47%
        100,700    KANSAS CITY SOUTHERN<<+                                                                                3,613,116
                                                                                                                    ---------------

REAL ESTATE: 0.48%
        190,600    CHIMERA INVESTMENT CORPORATION<<                                                                       3,649,990
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.90%
        161,011    HEALTH CARE REIT INCORPORATED                                                                          6,905,762
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.54%
        300,600    WEST PHARMACEUTICAL SERVICES INCORPORATED                                                             11,753,460
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.26%
         42,500    INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                              1,996,225
                                                                                                                    ---------------

SOFTWARE: 0.61%
        113,300    MANTECH INTERNATIONAL CORPORATION CLASS A<<+                                                           4,633,970
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.67%
        150,000    CARBO CERAMICS INCORPORATED                                                                            5,152,500
                                                                                                                    ---------------

TEXTILE MILL PRODUCTS: 0.69%
         97,000    ALBANY INTERNATIONAL CORPORATION CLASS A                                                               3,395,970
        119,400    INTERFACE INCORPORATED                                                                                 1,905,624

                                                                                                                          5,301,594
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION BY AIR: 0.38%
        144,300    REPUBLIC AIRWAYS HOLDINGS INCORPORATED+                                                          $     2,880,228
                                                                                                                    ---------------

TRANSPORTATION SERVICES: 0.95%
        392,500    AMBASSADORS GROUP INCORPORATED                                                                         7,257,325
                                                                                                                    ---------------

WATER TRANSPORTATION: 1.60%
        249,400    HORIZON LINES INCORPORATED<<                                                                           4,686,226
        249,900    SEASPAN CORPORATION<<                                                                                  7,531,986

                                                                                                                         12,218,212
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.88%
        145,700    AIRGAS INCORPORATED                                                                                    6,761,937
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS: 0.64%
        271,800    LKQ CORPORATION<<+                                                                                     4,862,502
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $675,539,161)                                                                                 695,502,601
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 30.12%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.54%
      2,379,689    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                            2,379,689
      1,711,719    BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                  1,711,719

                                                                                                                          4,091,408
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 29.58%
$       753,156    AMSTEL FUNDING CORPORATION                                            4.60%        02/01/2008            753,156
      1,711,719    BANCO SANTANDER TOTTA LOAN+/-++                                       4.10         10/15/2008          1,709,699
     10,270,315    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $10,271,236)                                          3.23         02/01/2008         10,270,315
      1,711,719    BANK OF IRELAND+/-++                                                  4.86         10/14/2008          1,710,641
      2,738,751    BARTON CAPITAL CORPORATION                                            3.62         02/04/2008          2,738,066
      5,121,464    BARTON CAPITAL CORPORATION++                                          3.62         02/06/2008          5,119,313
     17,117,192    BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $17,118,728)                      3.23         02/01/2008         17,117,192
      1,369,375    BNP PARIBAS+/-                                                        4.85         11/07/2008          1,367,294
      1,574,782    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,574,921)                                           3.17         02/01/2008          1,574,782
      6,504,533    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $6,505,113)                                           3.21         02/01/2008          6,504,533
      1,643,250    CANCARA ASSET SECURITIZATION LIMITED                                  4.55         02/01/2008          1,643,250
      2,465,423    CHARIOT FUNDING LLC++                                                 4.50         02/05/2008          2,464,585
      4,450,470    CHEYNE FINANCE LLC+/-++^^(A)(I)                                       5.12         02/25/2008          4,005,423
      3,423,438    CHEYNE FINANCE LLC+/-++^^(A)(I)                                       5.18         05/19/2008          3,081,095
        342,344    COMERICA BANK+/-                                                      4.52         02/08/2008            342,416
     15,747,816    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $15,749,229)                           3.23         02/01/2008         15,747,816
      5,135,158    CULLINAN FINANCE CORPORATION+/-++                                     3.21         08/04/2008          5,111,741
      4,108,126    CULLINAN FINANCE CORPORATION+/-++                                     3.36         02/25/2008          4,108,027
      1,711,719    CULLINAN FINANCE CORPORATION+/-++                                     4.57         02/12/2008          1,711,394
      5,135,158    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $5,135,616)                                           3.21         02/01/2008          5,135,158
      9,585,627    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $9,586,474)                                           3.18         02/01/2008          9,585,627
      1,027,032    FAIRWAY FINANCE CORPORATION                                           3.65         02/06/2008          1,026,600
      6,846,877    FIVE FINANCE INCORPORATED+/-++                                        4.51         07/09/2008          6,809,904
      1,711,719    GALLEON CAPITAL LLC                                                   3.65         02/07/2008          1,710,846
      5,477,501    GALLEON CAPITAL LLC                                                   4.45         02/01/2008          5,477,501

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     7,873,908    GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $7,874,608)                                           3.20%        02/01/2008    $     7,873,908
        684,688    HARRIER FINANCE FUNDING LLC+/-                                        3.40         04/25/2008            684,688
      4,450,470    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         4.15         08/16/2008          4,450,470
      1,711,719    INTESA BANK (IRELAND) PLC+/-++                                        3.39         10/24/2008          1,709,699
      1,935,333    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,935,502)                                           3.15         02/01/2008          1,935,333
     15,264,679    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $15,266,044)                                          3.22         02/01/2008         15,264,679
      3,936,954    KESTREL FUNDING US LLC+/-++                                           3.35         02/25/2008          3,936,560
        684,688    KESTREL FUNDING US LLC+/-                                             3.40         04/25/2008            684,688
      3,423,438    LINKS FINANCE LLC+/-++                                                3.23         08/15/2008          3,390,026
      5,066,689    LIQUID FUNDING LIMITED+/-++                                           5.10         06/11/2008          5,076,518
      8,558,596    MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $8,559,345)                                           3.15         02/01/2008          8,558,596
        316,668    MORGAN STANLEY+/-                                                     4.36         10/15/2008            316,668
     10,612,659    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $10,613,543)                                          3.00         02/01/2008         10,612,659
      3,423,438    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,423,743)                                           3.21         02/01/2008          3,423,438
      3,423,438    NORTHERN ROCK PLC+/-++                                                4.60         10/03/2008          3,394,408
      1,300,907    PALISADES CP NOTES                                                    3.81         02/20/2008          1,298,812
      2,259,469    PERRY GLOBAL FUNDING LLC SERIES A                                     3.76         02/19/2008          2,256,035
        276,956    RACERS TRUST SERIES 2004-6-MM+/-++                                    4.10         03/22/2008            276,956
      2,464,876    SEDNA FINANCE INCORPORATED+/-++                                       4.39         04/10/2008          2,459,872
      2,396,407    SHEFFIELD RECEIVABLES CORPORATION++                                   4.37         02/05/2008          2,395,592
      1,745,954    SHIPROCK FINANCE SERIES 2007-4A+/-++                                  4.31         04/11/2008          1,745,954
      1,335,141    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        3.29         02/29/2008          1,334,720
      1,711,719    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        4.55         02/04/2008          1,711,890
      1,369,375    SLM CORPORATION+/-++                                                  4.34         05/12/2008          1,363,432
        664,147    SOLITAIRE FUNDING LLC                                                 3.36         02/21/2008            663,025
      2,122,532    STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                           5.20         04/03/2008          1,920,891
      3,423,438    STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                           5.39         02/15/2008          3,098,212
      1,027,032    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  3.51         02/20/2008          1,025,378
        395,818    THE TRAVELERS INSURANCE COMPANY+/-                                    4.51         02/08/2008            395,810
      1,711,719    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 4.26         10/14/2008          1,710,401
      1,711,719    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    4.46         10/08/2008          1,710,487
      5,135,158    VERSAILLES CDS LLC                                                    4.65         02/01/2008          5,135,158
      2,944,157    VICTORIA FINANCE LLC+/-++^^(A)(I)                                     3.53         07/28/2008          2,664,462
      1,711,719    VICTORIA FINANCE LLC+/-++^^(A)(I)                                     3.56         08/07/2008          1,549,106
      3,423,438    WHITE PINE FINANCE LLC+/-++(K)                                        4.98         02/22/2008          3,422,513

                                                                                                                        226,277,418
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $231,903,822)                                                             230,368,826
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 8.75%
     66,998,189    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          66,998,189
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $66,998,189)                                                                          66,998,189
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $974,441,172)*                           129.79%                                                              $   992,869,616

OTHER ASSETS AND LIABILITIES, NET              (29.79)                                                                 (227,912,903)
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $   764,956,713
                                               ------                                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO JANUARY 31, 2008, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $66,998,189.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 94.78%

APPAREL & ACCESSORY STORES: 0.71%
      1,417,500    COLLECTIVE BRANDS INCORPORATED+                                                                  $    24,976,350
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.18%
        859,515    PALM HARBOR HOMES INCORPORATED+                                                                        6,437,767
                                                                                                                    ---------------
BUSINESS SERVICES: 5.42%
     16,098,700    3COM CORPORATION+                                                                                     66,487,631
      2,409,700    ABM INDUSTRIES INCORPORATED                                                                           49,928,984
      1,358,200    COGNEX CORPORATION                                                                                    20,780,460
        837,600    DELUXE CORPORATION                                                                                    20,370,432
        571,100    HEALTHCARE SERVICES GROUP                                                                             13,854,886
        287,400    HIGHLANDS ACQUISITION CORPORATION+                                                                     2,816,520
      1,109,900    KFORCE INCORPORATED+                                                                                   9,878,110
        396,600    MPS GROUP INCORPORATED+                                                                                3,985,830
         89,700    SRA INTERNATIONAL INCORPORATED CLASS A+                                                                2,460,471

                                                                                                                        190,563,324
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 4.05%
      1,396,985    ALPHARMA INCORPORATED CLASS A                                                                         28,666,132
        800,100    CALGON CARBON CORPORATION+                                                                            12,305,538
        449,300    OM GROUP INCORPORATED+                                                                                25,780,834
      5,045,700    ORASURE TECHNOLOGIES INCORPORATED+**                                                                  39,911,487
      3,382,800    PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                25,269,516
      1,298,500    SALIX PHARMACEUTICALS LIMITED+                                                                         9,024,575
      3,677,300    WELLMAN INCORPORATED**                                                                                 1,250,282

                                                                                                                        142,208,364
                                                                                                                    ---------------
COMMUNICATIONS: 2.62%
      2,967,294    CHINA GRENTECH CORPORATION LIMITED ADR+**                                                             21,127,133
      8,640,500    CINCINNATI BELL INCORPORATED+                                                                         33,525,140
     10,038,100    CITADEL BROADCASTING CORPORATION                                                                      14,655,626
        921,000    ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                                        6,483,840
      1,960,700    MASTEC INCORPORATED+                                                                                  16,371,845

                                                                                                                         92,163,584
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 3.69%
      2,834,200    CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES                                                     126,093,558
        202,200    MATRIX SERVICE COMPANY+                                                                                3,643,644

                                                                                                                        129,737,202
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 0.25%
        566,800    THE COLONIAL BANCGROUP INCORPORATED                                                                    8,898,760
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.72%
        128,710    EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                 162,175
      2,477,300    GRAFTECH INTERNATIONAL LIMITED+                                                                       37,283,365
     11,078,100    MRV COMMUNICATIONS INCORPORATED+                                                                      19,608,237
         90,900    NORTEL NETWORKS CORPORATION ADR+                                                                       1,133,523
      1,455,700    OSI SYSTEMS INCORPORATED+**                                                                           33,961,481
      5,896,900    POWER-ONE INCORPORATED+**                                                                             13,503,901
      3,245,500    POWERWAVE TECHNOLOGIES+                                                                               12,332,900
      1,224,800    VISHAY INTERTECHNOLOGY INCORPORATED+                                                                  12,848,152

                                                                                                                        130,833,734
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.28%
        584,288    INFINITY PHARMACEUTICALS INCORPORATED+                                                           $     4,557,446
        793,100    SYMYX TECHNOLOGIES INCORPORATED+                                                                       5,202,736

                                                                                                                          9,760,182
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.98%
      7,764,300    DEL MONTE FOODS COMPANY                                                                               69,645,771
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.17%
        435,300    FOOT LOCKER INCORPORATED                                                                               5,959,257
                                                                                                                    ---------------
HEALTH SERVICES: 2.26%
      2,518,100    CROSS COUNTRY HEALTHCARE INCORPORATED+**                                                              31,803,603
      1,594,700    GENTIVA HEALTH SERVICES INCORPORATED+**                                                               29,470,056
      1,076,500    MDS INCORPORATED+                                                                                     18,160,555

                                                                                                                         79,434,214
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 5.90%
      4,276,700    ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                               84,336,524
        223,700    ANWORTH MORTGAGE ASSET CORPORATION                                                                     1,984,219
      1,103,600    CAPSTEAD MORTGAGE CORPORATION                                                                         16,498,820
        875,400    DISCOVERY HOLDING COMPANY CLASS A+                                                                    20,326,788
      3,484,880    HILLTOP HOLDINGS INCORPORATED+                                                                        38,647,319
      3,156,000    MFA MORTGAGE INVESTMENTS INCORPORATED                                                                 32,191,200
        696,700    SUN COMMUNITIES INCORPORATED                                                                          13,467,211

                                                                                                                        207,452,081
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.07%
      1,997,500    EMPIRE RESORTS INCORPORATED+                                                                           2,596,750
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.12%
      3,574,882    CRAY INCORPORATED+**                                                                                  19,518,856
      3,701,500    INTERMEC INCORPORATED+                                                                                73,733,880
        118,600    SMITH INTERNATIONAL INCORPORATED                                                                       6,429,306
      1,390,100    VOYAGER LEARNING COMPANY+                                                                              9,828,007

                                                                                                                        109,510,049
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.01%
      1,645,500    ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                            67,202,220
        610,800    MERCURY GENERAL CORPORATION                                                                           29,373,372
        394,300    NYMAGIC INCORPORATED                                                                                   9,246,335

                                                                                                                        105,821,927
                                                                                                                    ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.71%
      2,504,700    GEO GROUP INCORPORATED+                                                                               59,912,424
                                                                                                                    ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 2.47%
      7,795,800    CHAMPION ENTERPRISES INCORPORATED+                                                                    76,164,966
        361,300    SKYLINE CORPORATION                                                                                   10,524,669

                                                                                                                         86,689,635
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.20%
        535,600    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                          16,887,468
      1,063,400    COHERENT INCORPORATED+                                                                                27,648,400
      7,181,800    CREDENCE SYSTEMS CORPORATION+                                                                          9,408,158

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
        860,700    ION GEOPHYSICAL CORPORATION+                                                                     $    10,672,680
        698,900    SYMMETRY MEDICAL INCORPORATED+                                                                        12,719,980

                                                                                                                         77,336,686
                                                                                                                    ---------------
METAL MINING: 13.84%
      5,159,700    APEX SILVER MINES LIMITED+                                                                            73,525,725
      4,321,300    GOLDCORP INCORPORATED                                                                                160,838,786
      4,551,600    RANDGOLD RESOURCES LIMITED ADR+**                                                                    217,156,836
      2,112,700    YAMANA GOLD INCORPORATED                                                                              34,817,296

                                                                                                                        486,338,643
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.75%
      1,933,300    ACCO BRANDS CORPORATION+                                                                              26,196,215
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.26%
      1,107,300    COVENANT TRANSPORT INCORPORATED CLASS A+**                                                             9,157,371
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 24.55%
      1,087,500    BOOTS & COOTS INTERNATIONAL CONTROL INCORPORATED+                                                      1,598,625
        915,800    FOREST OIL CORPORATION+                                                                               41,412,476
      6,067,600    GLOBAL INDUSTRIES LIMITED+                                                                           107,153,816
      1,168,300    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                            43,192,051
      1,679,300    HELMERICH & PAYNE INCORPORATED                                                                        65,862,146
      3,616,700    KEY ENERGY SERVICES INCORPORATED+                                                                     42,677,060
        779,100    MARINER ENERGY INCORPORATED+                                                                          19,524,246
      3,935,900    MCMORAN EXPLORATION COMPANY+                                                                          61,951,066
        611,100    NEWFIELD EXPLORATION COMPANY+                                                                         30,481,668
      8,288,300    NEWPARK RESOURCES INCORPORATED+**                                                                     40,364,021
        335,600    NOBLE ENERGY INCORPORATED                                                                             24,357,848
        844,000    OCEANEERING INTERNATIONAL INCORPORATED+                                                               48,597,520
      1,932,500    PARKER DRILLING COMPANY+                                                                              13,430,875
        443,000    PETROHAWK ENERGY CORPORATION+                                                                          6,977,250
        706,200    PETROQUEST ENERGY INCORPORATED+                                                                        9,124,104
        338,300    PIONEER NATURAL RESOURCES COMPANY                                                                     14,174,770
        750,800    PRIDE INTERNATIONAL INCORPORATED+                                                                     23,807,868
      3,241,775    RANGE RESOURCES CORPORATION                                                                          169,285,491
        164,099    TRANSOCEAN INCORPORATED+                                                                              20,118,537
      2,396,400    TRILOGY ENERGY TRUST                                                                                  16,945,809
      1,842,300    WILLBROS GROUP INCORPORATED+                                                                          61,385,436

                                                                                                                        862,422,683
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.54%
      1,035,590    CHESAPEAKE CORPORATION+                                                                                4,598,020
      1,595,300    WAUSAU PAPER CORPORATION                                                                              14,277,935

                                                                                                                         18,875,955
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.28%
        398,600    ASHLAND INCORPORATED                                                                                  18,148,258
      2,788,200    INTEROIL CORPORATION+                                                                                 60,029,946
         62,100    SANDRIDGE ENERGY INCORPORATED+                                                                         1,889,703

                                                                                                                         80,067,907
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 3.96%
        890,000    CARPENTER TECHNOLOGY CORPORATION                                                                      54,859,600
         90,100    ENCORE WIRE CORPORATION                                                                                1,502,868
      1,116,200    STEEL DYNAMICS INCORPORATED                                                                           58,209,830

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
PRIMARY METAL INDUSTRIES (continued)
        139,500    UNITED STATES STEEL CORPORATION                                                                  $    14,244,345
         99,670    WEBCO INDUSTRIES INCORPORATED+**                                                                      10,265,959

                                                                                                                        139,082,602
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.09%
      1,136,200    MCCLATCHY COMPANY CLASS A                                                                             12,236,874
        870,800    R.H. DONNELLEY CORPORATION+                                                                           26,184,956

                                                                                                                         38,421,830
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.78%
      1,013,200    CONSTAR INTERNATIONAL INCORPORATED+**                                                                  3,039,600
      8,563,000    INTERTAPE POLYMER GROUP INCORPORATED+**                                                               24,404,550

                                                                                                                         27,444,150
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.34%
      3,160,600    US CONCRETE INCORPORATED+**                                                                           11,820,644
                                                                                                                    ---------------

TRANSPORTATION BY AIR: 1.67%
        240,900    AIR CANADA CLASS A+                                                                                    2,080,178
        751,800    ALASKA AIR GROUP INCORPORATED+                                                                        19,020,540
        721,400    LAN AIRLINES SA ADR                                                                                    9,320,488
        135,402    PHI INCORPORATED+                                                                                      4,062,060
        773,500    PHI INCORPORATED (NON-VOTING)+                                                                        24,001,705

                                                                                                                         58,484,971
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 0.91%
      6,814,800    FLEETWOOD ENTERPRISES INCORPORATED+**                                                                 31,893,265
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $2,753,366,346)                                                                             3,330,144,297
                                                                                                                    ---------------

INVESTMENT COMPANIES: 0.46%
        239,600    ISHARES RUSSELL 2000 VALUE INDEX FUND                                                                 16,225,712

TOTAL INVESTMENT COMPANIES (COST $18,278,592)                                                                            16,225,712
                                                                                                                    ---------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES: 0.45%

US TREASURY BILLS: 0.45%
     16,000,000    US TREASURY BILL^                                                   3.18%      02/21/2008             15,974,801
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $15,972,445)                                                                          15,974,801
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 4.94%
    173,468,981    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         173,468,981
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $173,468,981)                                                                        173,468,981
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                                                                          VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $2,961,086,364)*                                   100.63%                                                    $ 3,535,813,791

OTHER ASSETS AND LIABILITIES, NET                         (0.63)                                                        (22,255,802)
                                                        -------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $ 3,513,557,989
                                                        -------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(A)(2) AND 2(A)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $173,468,981.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                           STRIKE PRICE   EXPIRATION DATE
WRITTEN OPTIONS: (0.47%)
          (50)  ASHLAND INCORPORATED CALL+                                            $ 40.00         04/19/2008     $      (31,500)
       (3,300)  CARPENTER TECHNOLOGY CORPORATION CALL+                                  55.00         03/22/2008         (2,706,000)
         (950)  CARPENTER TECHNOLOGY CORPORATION CALL+                                  57.50         06/21/2008           (874,000)
       (3,350)  CARPENTER TECHNOLOGY CORPORATION CALL+                                  60.00         03/22/2008         (1,608,000)
         (400)  CARPENTER TECHNOLOGY CORPORATION CALL+                                  60.00         06/21/2008           (316,000)
         (100)  CARPENTER TECHNOLOGY CORPORATION CALL+                                  62.50         03/22/2008            (37,000)
         (100)  CARPENTER TECHNOLOGY CORPORATION CALL+                                  65.00         06/21/2008            (56,000)
         (100)  CARPENTER TECHNOLOGY CORPORATION CALL+                                  67.50         06/21/2008            (47,000)
         (100)  CARPENTER TECHNOLOGY CORPORATION CALL+                                  70.00         06/21/2008            (40,000)
          (50)  CHICAGO BRIDGE & IRON COMPANY NV CALL+                                  45.00         04/19/2008            (22,000)
         (400)  CHICAGO BRIDGE & IRON COMPANY NV PUT+                                   35.00         04/19/2008            (60,000)
         (200)  DELUXE CORPORATION PUT+                                                 22.50         07/19/2008            (50,000)
         (900)  ENCORE WIRE CORPORATION CALL+                                           12.50         05/17/2008           (405,000)
         (200)  FOREST OIL CORPORATION PUT+                                             40.00         05/17/2008            (25,000)
         (300)  GEO GROUP INCORPORATED CALL+                                            30.00         06/21/2008            (28,500)
         (200)  GLOBAL INDUSTRIES LIMITED PUT+                                          17.50         06/21/2008            (37,000)
         (300)  GOLDCORP INCORPORATED CALL+                                             37.50         04/19/2008           (111,000)
         (300)  GRAFTECH INTERATIONAL LIMITED PUT+                                      12.50         03/22/2008            (15,000)
         (300)  HELIX ENERGY SOLUTIONS GROUP PUT+                                       35.00         03/22/2008            (36,000)
         (500)  HELMERICH & PAYNE INCORPORATED CALL+                                    35.00         03/22/2008           (275,000)
       (1,100)  HELMERICH & PAYNE INCORPORATED CALL+                                    40.00         06/21/2008           (374,000)
         (200)  HELMERICH & PAYNE INCORPOTARED PUT+                                     30.00         06/21/2008            (11,000)
         (150)  INTEROIL CORPORATION CALL+                                              20.00         03/22/2008            (54,000)
         (200)  INTEROIL CORPORATION CALL+                                              25.00         03/22/2008            (35,000)
         (600)  INTEROIL CORPORATION PUT+                                               25.00         02/16/2008           (288,000)
         (400)  INTEROIL CORPORATION PUT+                                               25.00         03/22/2008           (248,000)
         (900)  INTEROIL CORPORATION PUT+                                               30.00         03/22/2008           (796,500)
         (500)  INTEROIL CORPORATION PUT+                                               30.00         03/22/2008           (495,000)
         (400)  INTEROIL CORPORATION PUT+                                               35.00         03/22/2008           (576,000)
         (300)  ION GEOPHYSICAL CORPORATION PUT+                                        12.50         05/17/2008            (39,000)
         (200)  MCMORAN EXPLORATION COMPANY PUT+                                        12.50         05/17/2008             (9,500)
         (400)  MCMORAN EXPLORATION COMPANY PUT+                                        15.00         02/16/2008            (12,000)
         (100)  NOBEL ENERGY INCORPORATED CALL+                                         70.00         03/22/2008            (68,000)
       (1,200)  NOBLE ENERGY INCORPORATED CALL+                                         70.00         02/16/2008           (384,000)
         (700)  OM GROUP INCORPORATED CALL+                                             50.00         03/22/2008           (658,000)
         (500)  OM GROUP INCORPORATED CALL+                                             55.00         02/16/2008           (200,000)
       (2,393)  OM GROUP INCORPORATED CALL+                                             55.00         03/22/2008         (1,435,800)
         (450)  SRA INTERNATIONAL INCORPORATED CALL+                                    25.00         03/22/2008           (132,750)
         (197)  SRA INTERNATIONAL INCORPORATED CALL+                                    30.00         02/16/2008               (985)
         (250)  SRA INTERNATIONAL INCORPORATED CALL+                                    30.00         03/22/2008            (13,750)
         (300)  STEEL DYNAMICS INCORPORATED CALL+                                       40.00         05/17/2008           (414,000)
         (100)  STEEL DYNAMICS INCORPORATED CALL+                                       45.00         02/16/2008            (83,000)
       (1,000)  STEEL DYNAMICS INCORPORATED CALL+                                       45.00         05/17/2008         (1,000,000)
       (1,000)  STEEL DYNAMICS INCORPORATED CALL+                                       50.00         05/17/2008           (610,000)
         (200)  STEEL DYNAMICS INCORPORATED CALL+                                       50.00         02/16/2008            (48,200)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

CONTRACTS                                                                           STRIKE PRICE   EXPIRATION DATE        VALUE
WRITTEN OPTIONS (continued)
         (200)  STEEL DYNAMICS INCORPORATED CALL+                                       55.00         02/16/2008            (23,000)
         (400)  STEEL DYNAMICS INCORPORATED CALL+                                     $ 55.00         03/22/2008     $     (110,000)
         (200)  STEEL DYNAMICS INCORPORATED CALL+                                       60.00         03/22/2008            (28,000)
         (200)  STEEL DYNAMICS INCORPORATED CALL+                                       60.00         05/17/2008            (53,000)
         (200)  STEEL DYNAMICS INCORPORATED CALL+                                       65.00         05/17/2008            (35,000)
         (295)  UNITED STATES STEEL CORPORATION CALL+                                   90.00         03/22/2008           (448,400)
         (100)  UNITED STATES STEEL CORPORATION CALL+                                   90.00         04/19/2008           (173,000)
         (400)  UNITED STATES STEEL CORPORATION CALL+                                   95.00         02/16/2008           (360,000)
         (500)  UNITED STATES STEEL CORPORATION CALL+                                  100.00         02/16/2008           (270,000)
         (100)  UNITED STATES STEEL CORPORATION CALL+                                  100.00         04/19/2008           (109,000)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(21,935,021))                                                                 (16,375,885)
                                                                                                                     --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS (LOAD)

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

      SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

      SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 99.45%

AEROSPACE, DEFENSE: 1.36%
      132,319   BE AEROSPACE INCORPORATED+                                                                          $     5,108,837
                                                                                                                    ---------------
AMUSEMENT & RECREATION SERVICES: 2.93%
      105,486   LIFE TIME FITNESS INCORPORATED+<<                                                                         4,677,249
      169,200   WMS INDUSTRIES INCORPORATED+<<                                                                            6,328,080

                                                                                                                         11,005,329
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 3.92%
       24,100   ABERCROMBIE & FITCH COMPANY CLASS A                                                                       1,920,529
      192,600   GUESS? INCORPORATED<<                                                                                     7,185,906
      193,200   URBAN OUTFITTERS INCORPORATED+<<                                                                          5,602,800

                                                                                                                         14,709,235
                                                                                                                    ---------------
BUSINESS SERVICES: 14.77%
      307,200   ACTIVISION INCORPORATED+                                                                                  7,947,264
       82,000   ANSYS INCORPORATED+<<                                                                                     2,862,620
       95,379   CERNER CORPORATION+<<                                                                                     4,997,860
      132,500   CITRIX SYSTEMS INCORPORATED+                                                                              4,587,150
      152,900   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       4,265,910
      288,900   COMMVAULT SYSTEMS INCORPORATED+<<                                                                         5,379,318
       74,253   CONCUR TECHNOLOGIES INCORPORATED+                                                                         2,603,310
      208,700   DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                        3,234,850
      146,300   OMNITURE INCORPORATED+                                                                                    3,616,536
      161,700   PHASE FORWARD INCORPORATED+                                                                               2,789,325
      281,500   QUEST SOFTWARE INCORPORATED+                                                                              4,208,425
       92,900   SINA CORPORATION+                                                                                         3,688,130
      272,200   THE TRIZETTO GROUP INCORPORATED+                                                                          5,313,344

                                                                                                                         55,494,042
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 6.33%
      142,100   BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                   5,266,226
       94,400   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+<<                                                  5,862,240
      174,653   FMC CORPORATION                                                                                           9,284,553
      224,800   MYLAN LABORATORIES INCORPORATED+<<                                                                        3,351,768

                                                                                                                         23,764,787
                                                                                                                    ---------------
COAL MINING: 1.55%
      132,100   ARCH COAL INCORPORATED<<                                                                                  5,812,400
                                                                                                                    ---------------
COMMUNICATIONS: 12.95%
      142,600   AMERICAN TOWER CORPORATION CLASS A+                                                                       5,351,778
      450,093   BRIGHTPOINT INCORPORATED+                                                                                 5,725,183
      143,983   EQUINIX INCORPORATED+<<                                                                                  10,875,036
      417,800   FOUNDRY NETWORKS INCORPORATED+                                                                            5,765,640
      252,774   NII HOLDINGS INCORPORATED+                                                                               10,783,339
      342,100   SBA COMMUNICATIONS CORPORATION CLASS A+                                                                  10,129,581

                                                                                                                         48,630,557
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.24%
      256,400   ACERGY SA+                                                                                                4,669,044
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 1.67%
      339,100   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                   6,290,305
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
E-COMMERCE/SERVICES: 2.03%
      197,400   GSI COMMERCE INCORPORATED+<<                                                                        $     3,213,672
       40,500   PRICELINE.COM INCORPORATED+<<                                                                             4,395,060

                                                                                                                          7,608,732
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.62%
       88,405   BURGER KING HOLDINGS INCORPORATED                                                                         2,312,675
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.00%
       75,057   CIENA CORPORATION+<<                                                                                      2,036,296
      175,200   NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                                     4,555,200
      156,480   NVIDIA CORPORATION+                                                                                       3,847,843
      281,750   SOLERA HOLDINGS INCORPORATED+                                                                             6,421,083
      144,500   TESSERA TECHNOLOGIES INCORPORATED+                                                                        5,660,065

                                                                                                                         22,520,487
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.32%
      156,400   KBR INCORPORATED+                                                                                         4,940,676
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.25%
       89,400   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                                4,699,758
                                                                                                                    ---------------
FOOTWEAR: 0.85%
       91,700   CROCS INCORPORATED+<<                                                                                     3,190,243
                                                                                                                    ---------------
HEALTH SERVICES: 2.24%
       47,900   COVANCE INCORPORATED+                                                                                     3,983,364
       65,200   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     4,439,468

                                                                                                                          8,422,832
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 3.50%
      103,002   FOSTER WHEELER LIMITED+                                                                                   7,052,547
      129,544   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                     6,111,886

                                                                                                                         13,164,433
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.85%
      243,900   KITE REALTY GROUP TRUST                                                                                   3,209,724
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.65%
      200,974   HHGREGG INCORPORATED+                                                                                     2,453,893
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.83%
      171,800   DATA DOMAIN INCORPORATED+<<                                                                               3,872,372
      109,500   GAMESTOP CORPORATION CLASS A+                                                                             5,664,435
       45,900   JOY GLOBAL INCORPORATED                                                                                   2,893,995
       19,600   SPX CORPORATION                                                                                           1,971,760

                                                                                                                         14,402,562
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.00%
      129,300   ASSURANT INCORPORATED                                                                                     8,390,277
       71,100   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                      2,880,972

                                                                                                                         11,271,249
                                                                                                                    ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.31%
      185,800   CORRECTIONS CORPORATION OF AMERICA+                                                                       4,931,132
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.28%
       61,700   C.R. BARD INCORPORATED                                                                              $     5,958,369
      414,200   EV3 INCORPORATED+<<                                                                                       3,624,250
       55,700   HAEMONETICS CORPORATION+<<                                                                                3,333,088
       71,532   HOLOGIC INCORPORATED+<<                                                                                   4,603,800
       85,311   ICON PLC ADR+                                                                                             5,347,293
      219,900   ION GEOPHYSICAL CORPORATION+                                                                              2,726,760
      202,300   WRIGHT MEDICAL GROUP INCORPORATED+                                                                        5,522,790

                                                                                                                         31,116,350
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.66%
        9,800   INTUITIVE SURGICAL INCORPORATED+                                                                          2,489,200
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 1.53%
      101,800   COVENTRY HEALTH CARE INCORPORATED+<<                                                                      5,759,844
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.82%
       94,400   DICK'S SPORTING GOODS INCORPORATED+                                                                       3,072,720
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 7.18%
       63,500   ATWOOD OCEANICS INCORPORATED+<<                                                                           5,276,215
       90,600   CARRIZO OIL & GAS INCORPORATED+                                                                           4,410,408
      116,000   FOREST OIL CORPORATION+                                                                                   5,245,520
      150,300   NEWFIELD EXPLORATION COMPANY+<<                                                                           7,496,964
       93,600   PLAINS EXPLORATION & PRODUCTION COMPANY+<<                                                                4,552,704

                                                                                                                         26,981,811
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.74%
       78,700   FRONTIER OIL CORPORATION                                                                                  2,775,749
                                                                                                                    ---------------
REAL ESTATE: 1.75%
      189,100   GAFISA SA+<<                                                                                              6,586,353
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.59%
      198,500   MF GLOBAL LIMITED+                                                                                        5,964,925
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 2.73%
       67,700   HORNBECK OFFSHORE+                                                                                        2,618,636
      276,850   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 7,646,597

                                                                                                                         10,265,233
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $346,038,312)                                                                                 373,625,117
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 22.43%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.40%
      870,430   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 870,430
      626,104   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                    626,104

                                                                                                                          1,496,534
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 22.03%
$     275,486   AMSTEL FUNDING CORPORATION                                              4.60%        02/01/2008             275,486
      626,104   BANCO SANTANDER TOTTA LOAN+++/-                                         4.10         10/15/2008             625,365
    3,756,622   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,756,959)                                             3.23         02/01/2008           3,756,622
      626,104   BANK OF IRELAND+++/-                                                    4.86         10/14/2008             625,709

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,001,766   BARTON CAPITAL CORPORATION                                              3.62%        02/04/2008     $     1,001,515
    1,873,302   BARTON CAPITAL CORPORATION++                                            3.62         02/06/2008           1,872,515
    6,261,036   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT -
                102% COLLATERALIZED (MATURITY VALUE $6,261,598)                         3.23         02/01/2008           6,261,036
      500,883   BNP PARIBAS+/-                                                          4.85         11/07/2008             500,122
    2,379,194   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,379,406)                                             3.21         02/01/2008           2,379,194
      576,015   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $576,066)                                               3.17         02/01/2008             576,015
      601,059   CANCARA ASSET SECURITIZATION LIMITED                                    4.55         02/01/2008             601,059
      901,790   CHARIOT FUNDING LLC++                                                   4.50         02/05/2008             901,483
    1,627,869   CHEYNE FINANCE LLC+++/-^^(A)(I)                                         5.12         02/25/2008           1,465,082
    1,252,207   CHEYNE FINANCE LLC+++/-^^(A)(I)                                         5.18         05/19/2008           1,126,986
      125,221   COMERICA BANK+/-                                                        4.52         02/08/2008             125,247
    5,760,153   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $5,760,670)                              3.23         02/01/2008           5,760,153
    1,878,311   CULLINAN FINANCE CORPORATION+++/-                                       3.21         08/04/2008           1,869,746
    1,502,649   CULLINAN FINANCE CORPORATION+++/-                                       3.36         02/25/2008           1,502,613
      626,104   CULLINAN FINANCE CORPORATION+++/-                                       4.57         02/12/2008             625,985
    1,878,311   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,878,478)                                             3.21         02/01/2008           1,878,311
    3,506,180   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,506,670)                                             3.18         02/01/2008           3,506,180
      375,662   FAIRWAY FINANCE CORPORATION                                             3.65         02/06/2008             375,504
    2,504,414   FIVE FINANCE INCORPORATED+++/-                                          4.51         07/09/2008           2,490,891
      626,104   GALLEON CAPITAL LLC                                                     3.65         02/07/2008             625,784
    2,003,531   GALLEON CAPITAL LLC                                                     4.45         02/01/2008           2,003,531
    2,880,076   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $2,880,332)                                             3.20         02/01/2008           2,880,076
      250,441   HARRIER FINANCE FUNDING LLC+/-                                          3.40         04/25/2008             250,441
    1,627,869   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           4.15         08/16/2008           1,627,869
      626,104   INTESA BANK (IRELAND) PLC+++/-                                          3.39         10/24/2008             625,365
    5,583,433   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $5,583,932)                                             3.22         02/01/2008           5,583,433
      707,896   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $707,958)                                               3.15         02/01/2008             707,896
    1,440,038   KESTREL FUNDING US LLC+++/-                                             3.35         02/25/2008           1,439,894
      250,441   KESTREL FUNDING US LLC+/-                                               3.40         04/25/2008             250,441
    1,252,207   LINKS FINANCE LLC+++/-                                                  3.23         08/15/2008           1,239,986
    1,853,267   LIQUID FUNDING LIMITED+++/-                                             5.10         06/11/2008           1,856,862
    3,130,518   MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,130,792)                                             3.15         02/01/2008           3,130,518
      115,829   MORGAN STANLEY+/-                                                       4.36         10/15/2008             115,829
    1,252,207   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $1,252,319)                                             3.21         02/01/2008           1,252,207
    3,881,842   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                (MATURITY VALUE $3,882,165)                                             3.00         02/01/2008           3,881,842
    1,252,207   NORTHERN ROCK PLC+++/-                                                  4.60         10/03/2008           1,241,588
      475,839   PALISADES CP NOTES                                                      3.81         02/20/2008             475,073
      826,457   PERRY GLOBAL FUNDING LLC SERIES A                                       3.76         02/19/2008             825,201
      101,304   RACERS TRUST SERIES 2004-6-MM+++/-                                      4.10         03/22/2008             101,304
      901,589   SEDNA FINANCE INCORPORATED+++/-                                         4.39         04/10/2008             899,759
      876,545   SHEFFIELD RECEIVABLES CORPORATION++                                     4.37         02/05/2008             876,247
      638,626   SHIPROCK FINANCE SERIES 2007-4A+++/-                                    4.31         04/11/2008             638,626
      488,361   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          3.29         02/29/2008             488,207
      626,104   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                          4.55         02/04/2008             626,166
      500,883   SLM CORPORATION+++/-                                                    4.34         05/12/2008             498,709
      242,928   SOLITAIRE FUNDING LLC                                                   3.36         02/21/2008             242,518
      776,368   STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                             5.20         04/03/2008             702,613
    1,252,207   STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                             5.39         02/15/2008           1,133,247
      375,662   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                    3.51         02/20/2008             375,057
      144,780   THE TRAVELERS INSURANCE COMPANY+/-                                      4.51         02/08/2008             144,777
      626,104   UNICREDITO ITALIANO BANK (IRELAND)+/-                                   4.26         10/14/2008             625,621

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     626,104   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                      4.46%        10/08/2008     $       625,653
    1,878,311   VERSAILLES CDS LLC                                                      4.65         02/01/2008           1,878,312
    1,076,898   VICTORIA FINANCE LLC+++/-^^(A)(I)                                       3.53         07/28/2008             974,593
      626,104   VICTORIA FINANCE LLC+++/-^^(A)(I)                                       3.56         08/07/2008             566,624
    1,252,207   WHITE PINE FINANCE LLC+++/-(K)                                          4.98         02/22/2008           1,251,869

                                                                                                                         82,766,557
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $84,782,226)                                                               84,263,091
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 3.06%
   11,486,626   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             11,486,626
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,486,626)                                                                          11,486,626
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $442,307,164)*                                    124.94%                                                     $   469,374,834

OTHER ASSETS AND LIABILITIES, NET                       (24.94)                                                         (93,688,749)
                                                       -------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   375,686,085
                                                       -------                                                      ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO JANUARY 31, 2008, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $11,486,626.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 93.97%

AEROSPACE, DEFENSE: 1.39%
        106,552    BE AEROSPACE INCORPORATED+                                                                       $     4,113,973
                                                                                                                    ---------------

AMUSEMENT & RECREATION SERVICES: 1.08%
         72,203    LIFE TIME FITNESS INCORPORATED+<<                                                                      3,201,481
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES: 3.25%
         19,400    ABERCROMBIE & FITCH COMPANY CLASS A                                                                    1,545,986
        135,900    GUESS? INCORPORATED<<                                                                                  5,070,429
        102,800    URBAN OUTFITTERS INCORPORATED+                                                                         2,981,200

                                                                                                                          9,597,615
                                                                                                                    ---------------

BIOPHARMACEUTICALS: 2.15%
        113,100    CELGENE CORPORATION+                                                                                   6,346,041
                                                                                                                    ---------------

BUSINESS SERVICES: 7.75%
         87,100    ANSYS INCORPORATED+                                                                                    3,040,661
         75,338    CERNER CORPORATION+<<                                                                                  3,947,711
        123,600    CITRIX SYSTEMS INCORPORATED+                                                                           4,279,032
        146,900    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    4,098,510
         55,900    JUNIPER NETWORKS INCORPORATED+                                                                         1,517,685
        154,300    OMNITURE INCORPORATED+<<                                                                               3,814,296
         55,000    SINA CORPORATION+                                                                                      2,183,500

                                                                                                                         22,881,395
                                                                                                                    ---------------

CASINO & GAMING: 1.13%
         45,700    MGM MIRAGE+<<                                                                                          3,346,154
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS: 6.40%
        112,500    BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                4,169,250
         76,600    CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+<<                                               4,756,860
        137,303    FMC CORPORATION                                                                                        7,299,027
        177,600    MYLAN LABORATORIES INCORPORATED+<<                                                                     2,648,016

                                                                                                                         18,873,153
                                                                                                                    ---------------

COAL MINING: 1.42%
         57,467    CONSOL ENERGY INCORPORATED                                                                             4,195,091
                                                                                                                    ---------------

COMMUNICATIONS: 12.07%
        190,664    AMERICAN TOWER CORPORATION CLASS A+                                                                    7,155,620
        183,600    DIRECTV GROUP INCORPORATED+                                                                            4,145,688
        108,564    EQUINIX INCORPORATED+<<                                                                                8,199,839
        370,300    FOUNDRY NETWORKS INCORPORATED+                                                                         5,110,140
        188,652    NII HOLDINGS INCORPORATED+                                                                             8,047,894
         99,900    SBA COMMUNICATIONS CORPORATION CLASS A+                                                                2,958,039

                                                                                                                         35,617,220
                                                                                                                    ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.53%
        247,528    ACERGY SA+<<                                                                                           4,507,485
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS: 2.68%
        224,100    NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                              4,157,055
         51,100    NORTHERN TRUST CORPORATION                                                                             3,748,696

                                                                                                                          7,905,751
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
E-COMMERCE/SERVICES: 0.89%
         24,200    PRICELINE.COM INCORPORATED+<<                                                                    $     2,626,184
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.62%
         69,373    BURGER KING HOLDINGS INCORPORATED                                                                      1,827,979
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.99%
         58,857    CIENA CORPORATION+<<                                                                                   1,596,790
         86,100    COOPER INDUSTRIES LIMITED CLASS A                                                                      3,834,894
         23,314    FIRST SOLAR INCORPORATED+                                                                              4,237,786
        265,350    NVIDIA CORPORATION+                                                                                    6,524,957
        112,945    TESSERA TECHNOLOGIES INCORPORATED+<<                                                                   4,424,056

                                                                                                                         20,618,483
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.14%
        106,600    KBR INCORPORATED+                                                                                      3,367,494
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 1.25%
         70,250    CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                           3,693,043
                                                                                                                    ---------------
FOOTWEAR: 0.45%
         37,900    CROCS INCORPORATED+<<                                                                                  1,318,541
                                                                                                                    ---------------
HEALTH SERVICES: 2.26%
         37,500    COVANCE INCORPORATED+                                                                                  3,118,500
         52,300    PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                  3,561,107

                                                                                                                          6,679,607
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 3.43%
         80,636    FOSTER WHEELER LIMITED+                                                                                5,521,147
         97,572    MCDERMOTT INTERNATIONAL INCORPORATED+                                                                  4,603,447

                                                                                                                         10,124,594
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.55%
         47,700    CUMMINS INCORPORATED                                                                                   2,302,956
         34,100    DEERE & COMPANY                                                                                        2,992,616
         86,000    GAMESTOP CORPORATION CLASS A+                                                                          4,448,780
         24,100    JOY GLOBAL INCORPORATED                                                                                1,519,505
         35,800    NATIONAL OILWELL VARCO INCORPORATED+                                                                   2,156,234

                                                                                                                         13,420,091
                                                                                                                    ---------------
INSURANCE CARRIERS: 2.39%
         72,900    ASSURANT INCORPORATED                                                                                  4,730,481
         57,400    ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                   2,325,848

                                                                                                                          7,056,329
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.02%
         48,662    C.R. BARD INCORPORATED                                                                                 4,699,289
         43,600    HAEMONETICS CORPORATION+<<                                                                             2,609,024
         56,360    HOLOGIC INCORPORATED+<<                                                                                3,627,330
        132,400    THERMO FISHER SCIENTIFIC INCORPORATED+                                                                 6,817,276

                                                                                                                         17,752,919
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 1.55%
         80,850    COVENTRY HEALTH CARE INCORPORATED+<<                                                                   4,574,493
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
MEDICAL PRODUCTS: 1.16%
         50,956    ALLERGAN INCORPORATED                                                                            $     3,423,734
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.91%
         81,282    CVS CAREMARK CORPORATION                                                                               3,175,688
         75,700    DICK'S SPORTING GOODS INCORPORATED+                                                                    2,464,035

                                                                                                                          5,639,723
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 7.95%
         89,510    CHESAPEAKE ENERGY CORPORATION                                                                          3,332,457
        103,200    NEWFIELD EXPLORATION COMPANY+                                                                          5,147,616
        129,500    NOBLE CORPORATION                                                                                      5,668,215
         76,000    PLAINS EXPLORATION & PRODUCTION COMPANY+<<                                                             3,696,640
         90,900    WEATHERFORD INTERNATIONAL LIMITED+                                                                     5,618,529

                                                                                                                         23,463,457
                                                                                                                    ---------------
PIPELINES: 1.73%
        159,500    THE WILLIAMS COMPANIES INCORPORATED                                                                    5,099,215
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 1.28%
         39,000    COMPANHIA SIDERURGICA NACIONAL SA ADR<<                                                                3,770,910
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.25%
        145,800    MF GLOBAL LIMITED+                                                                                     4,381,290
         44,399    T. ROWE PRICE GROUP INCORPORATED                                                                       2,246,145

                                                                                                                          6,627,435
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.78%
         45,500    OWENS-ILLINOIS INCORPORATED                                                                            2,293,200
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 4.52%
         75,600    GOODRICH CORPORATION                                                                                   4,728,780
        151,900    SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                              4,195,478
         78,600    TEXTRON INCORPORATED                                                                                   4,405,529

                                                                                                                         13,329,787
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $271,947,222)                                                                                 277,292,577
                                                                                                                    ---------------
INVESTMENT COMPANIES: 5.04%

STOCK FUNDS: 5.04%
        102,200    MIDCAP SPDR TRUST SERIES 1                                                                            14,867,034
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (COST $14,766,677)                                                                            14,867,034
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 20.56%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.36%
        626,873    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              626,873
        450,912    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 450,912

                                                                                                                          1,077,785
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 20.20%
$       198,401    AMSTEL FUNDING CORPORATION                                            4.60%        02/01/2008            198,401
        450,912    BANCO SANTANDER TOTTA LOAN+++/-                                       4.10         10/15/2008            450,380

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,705,471    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,705,714)                                           3.23%        02/01/2008    $     2,705,471
        450,912    BANK OF IRELAND+++/-                                                  4.86         10/14/2008            450,628
        721,459    BARTON CAPITAL CORPORATION                                            3.62         02/04/2008            721,279
      1,349,128    BARTON CAPITAL CORPORATION++                                          3.62         02/06/2008          1,348,562
      4,509,119    BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $4,509,524)                       3.23         02/01/2008          4,509,119
        360,729    BNP PARIBAS+/-                                                        4.85         11/07/2008            360,181
      1,713,465    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,713,618)                                           3.21         02/01/2008          1,713,465
        414,839    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $414,876)                                             3.17         02/01/2008            414,839
        432,875    CANCARA ASSET SECURITIZATION LIMITED                                  4.55         02/01/2008            432,875
        649,457    CHARIOT FUNDING LLC++                                                 4.50         02/05/2008            649,237
      1,172,371    CHEYNE FINANCE LLC+++/-^^(A)(I)                                       5.12         02/25/2008          1,055,134
        901,824    CHEYNE FINANCE LLC+++/-^^(A)(I)                                       5.18         05/19/2008            811,641
         90,182    COMERICA BANK+/-                                                      4.52         02/08/2008             90,201
      4,148,389    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $4,148,761)                            3.23         02/01/2008          4,148,389
      1,352,736    CULLINAN FINANCE CORPORATION+++/-                                     3.21         08/04/2008          1,346,567
      1,082,188    CULLINAN FINANCE CORPORATION+++/-                                     3.36         02/25/2008          1,082,162
        450,912    CULLINAN FINANCE CORPORATION+++/-                                     4.57         02/12/2008            450,826
      1,352,736    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,352,857)                                           3.21         02/01/2008          1,352,736
      2,525,106    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,525,329)                                           3.18         02/01/2008          2,525,106
        270,547    FAIRWAY FINANCE CORPORATION                                           3.65         02/06/2008            270,433
      1,803,647    FIVE FINANCE INCORPORATED+++/-                                        4.51         07/09/2008          1,793,908
        450,912    GALLEON CAPITAL LLC                                                   3.65         02/07/2008            450,682
      1,442,918    GALLEON CAPITAL LLC                                                   4.45         02/01/2008          1,442,918
      2,074,195    GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,074,379)                                           3.20         02/01/2008          2,074,195
        180,365    HARRIER FINANCE FUNDING LLC+/-                                        3.40         04/25/2008            180,365
      1,172,371    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         4.15         08/16/2008          1,172,371
        450,912    INTESA BANK (IRELAND) PLC+++/-                                        3.39         10/24/2008            450,380
      4,021,118    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $4,021,478)                                           3.22         02/01/2008          4,021,118
        509,818    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $509,863)                                             3.15         02/01/2008            509,818
      1,037,097    KESTREL FUNDING US LLC+++/-                                           3.35         02/25/2008          1,036,994
        180,365    KESTREL FUNDING US LLC+/-                                             3.40         04/25/2008            180,365
        901,824    LINKS FINANCE LLC+++/-                                                3.23         08/15/2008            893,022
      1,334,699    LIQUID FUNDING LIMITED+++/-                                           5.10         06/11/2008          1,337,288
      2,254,559    MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,254,756)                                           3.15         02/01/2008          2,254,559
         83,419    MORGAN STANLEY+/-                                                     4.36         10/15/2008             83,419
      2,795,654    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,795,887)                                           3.00         02/01/2008          2,795,654
        901,824    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $901,904)                                             3.21         02/01/2008            901,824
        901,824    NORTHERN ROCK PLC+++/-                                                4.60         10/03/2008            894,176
        342,693    PALISADES CP NOTES                                                    3.81         02/20/2008            342,141
        595,204    PERRY GLOBAL FUNDING LLC SERIES A                                     3.76         02/19/2008            594,299
         72,958    RACERS TRUST SERIES 2004-6-MM+++/-                                    4.10         03/22/2008             72,958
        649,313    SEDNA FINANCE INCORPORATED+++/-                                       4.39         04/10/2008            647,995
        631,277    SHEFFIELD RECEIVABLES CORPORATION++                                   4.37         02/05/2008            631,062
        459,930    SHIPROCK FINANCE SERIES 2007-4A+++/-                                  4.31         04/11/2008            459,930
        351,711    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        3.29         02/29/2008            351,600
        450,912    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        4.55         02/04/2008            450,957
        360,729    SLM CORPORATION+++/-                                                  4.34         05/12/2008            359,164
        174,954    SOLITAIRE FUNDING LLC                                                 3.36         02/21/2008            174,658
        559,131    STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                           5.20         04/03/2008            506,013
        901,824    STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                           5.39         02/15/2008            816,150

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ENTERPRISE FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       270,547    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  3.51%        02/20/2008    $       270,112
        104,269    THE TRAVELERS INSURANCE COMPANY+/-                                    4.51         02/08/2008            104,267
        450,912    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 4.26         10/14/2008            450,565
        450,912    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                    4.46         10/08/2008            450,587
      1,352,736    VERSAILLES CDS LLC                                                    4.65         02/01/2008          1,352,734
        775,568    VICTORIA FINANCE LLC+++/-^^(A)(I)                                     3.53         07/28/2008            701,889
        450,912    VICTORIA FINANCE LLC+++/-^^(A)(I)                                     3.56         08/07/2008            408,075
        901,824    WHITE PINE FINANCE LLC+++/-(K)                                        4.98         02/22/2008            901,580

                                                                                                                         59,607,424
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $61,068,255)                                                               60,685,209
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 2.68%
       7,911,701  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            7,911,701
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,911,701)                                                                            7,911,701
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $355,693,855)*                          122.25%                                                               $   360,756,521

OTHER ASSETS AND LIABILITIES, NET             (22.25)                                                                   (65,660,971)
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $   295,095,550
                                              ------                                                                ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO JANUARY 31, 2008, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,911,701.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 89.71%

BUSINESS SERVICES: 9.38%
        830,000    CA INCORPORATED                                                                                  $    18,284,900
        235,000    CONVERGYS CORPORATION+                                                                                 3,644,850
        250,000    ELECTRONIC ARTS INCORPORATED+                                                                         11,842,500
        510,000    ELECTRONIC DATA SYSTEMS CORPORATION                                                                   10,251,000
        380,000    MONSTER WORLDWIDE INCORPORATED+<<                                                                     10,583,000
        164,533    TOTAL SYSTEM SERVICES INCORPORATED<<                                                                   3,800,712
      1,225,000    YAHOO! INCORPORATED+<<                                                                                23,495,500

                                                                                                                         81,902,462
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 2.54%
          2,500    DOW CHEMICAL COMPANY                                                                                      96,650
        405,000    HOSPIRA INCORPORATED+                                                                                 16,649,550
        258,200    NALCO HOLDING COMPANY                                                                                  5,406,708

                                                                                                                         22,152,908
                                                                                                                    ---------------
COMMUNICATIONS: 2.57%
        785,000    IAC/INTERACTIVECORP+<<                                                                                20,362,900
        130,200    LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                        2,071,482

                                                                                                                         22,434,382
                                                                                                                    ---------------
COMPUTER TECHNOLOGIES: 0.52%
        203,333    METAVANTE TECHNOLOGIES INCORPORATED+<<                                                                 4,503,826
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS: 7.29%
        278,500    ASSOCIATED BANC-CORP                                                                                   7,848,130
        270,000    ASTORIA FINANCIAL CORPORATION                                                                          7,338,600
         28,302    BANK OF NEW YORK MELLON CORPORATION                                                                    1,319,722
         40,000    BB&T CORPORATION<<                                                                                     1,451,200
        125,000    FIFTH THIRD BANCORP                                                                                    3,387,500
        110,000    M&T BANK CORPORATION                                                                                  10,094,700
        380,099    MARSHALL & ILSLEY CORPORATION<<                                                                       10,604,762
        195,000    NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                              3,617,250
         95,000    SYNOVUS FINANCIAL CORPORATION<<                                                                        1,254,950
        175,000    WEBSTER FINANCIAL CORPORATION                                                                          5,927,250
        230,200    WILMINGTON TRUST CORPORATION                                                                           8,027,074
         50,000    ZIONS BANCORPORATION                                                                                   2,737,000

                                                                                                                         63,608,138
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.11%
        117,200    CORINTHIAN COLLEGES INCORPORATED+                                                                        990,340
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 9.02%
      1,559,500    NISOURCE INCORPORATED                                                                                 29,614,905
        130,000    PNM RESOURCES INCORPORATED                                                                             2,511,600
         77,000    SCANA CORPORATION                                                                                      2,871,330
      1,350,000    WASTE MANAGEMENT INCORPORATED                                                                         43,794,000

                                                                                                                         78,791,835
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 14.65%
      1,750,000    FLEXTRONICS INTERNATIONAL LIMITED+                                                                    20,475,000
         40,000    KLA-TENCOR CORPORATION<<                                                                               1,671,200
      1,485,000    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                29,195,100
      1,365,000    MOLEX INCORPORATED CLASS A                                                                            31,790,850
        625,000    MOTOROLA INCORPORATED                                                                                  7,206,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        593,474    NORTEL NETWORKS CORPORATION ADR+<<                                                               $     7,400,621
      1,380,000    XILINX INCORPORATED                                                                                   30,180,600

                                                                                                                        127,919,621
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS: 19.64%
        200,000    COCA-COLA ENTERPRISES INCORPORATED<<                                                                   4,614,000
        740,000    CONAGRA FOODS INCORPORATED                                                                            15,932,200
      3,455,000    DEL MONTE FOODS COMPANY                                                                               30,991,350
         58,200    HERCULES INCORPORATED                                                                                  1,020,246
        657,200    SARA LEE CORPORATION                                                                                   9,240,232
        870,000    THE HERSHEY COMPANY<<                                                                                 31,494,000
      1,427,100    TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                                35,648,958
        740,000    WM. WRIGLEY JR. COMPANY                                                                               42,498,200

                                                                                                                        171,439,186
                                                                                                                    ---------------
FOOD STORES: 4.85%
      1,665,000    KROGER COMPANY                                                                                        42,374,250
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.82%
      1,115,000    APPLIED MATERIALS INCORPORATED<<                                                                      19,980,800
        125,000    PALL CORPORATION                                                                                       4,611,250

                                                                                                                         24,592,050
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 4.31%
      1,365,000    MARSH & MCLENNAN COMPANIES INCORPORATED                                                               37,674,000
                                                                                                                    ---------------

INSURANCE CARRIERS: 3.42%
      1,610,000    THE PROGRESSIVE CORPORATION<<                                                                         29,881,600
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.68%
        390,000    PERKINELMER INCORPORATED                                                                               9,707,100
        277,500    QUEST DIAGNOSTICS INCORPORATED<<                                                                      13,686,300

                                                                                                                         23,393,400
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.45%
        765,000    TYCO INTERNATIONAL LIMITED                                                                            30,110,400
                                                                                                                    ---------------

MISCELLANEOUS RETAIL: 0.01%
          2,500    WALGREEN COMPANY                                                                                          87,775
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.18%
         10,000    DISCOVER FINANCIAL SERVICES                                                                              175,000
        240,000    FANNIE MAE                                                                                             8,126,400
        116,910    PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                 1,974,610

                                                                                                                         10,276,010
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.66%
        220,000    SEALED AIR CORPORATION<<                                                                               5,753,000
                                                                                                                    ---------------

TRANSPORTATION BY AIR: 0.26%
        165,000    US AIRWAYS GROUP INCORPORATED+<<                                                                       2,278,650
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.35%
        105,000    SYSCO CORPORATION                                                                                      3,050,251
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TOTAL COMMON STOCKS (COST $852,980,565)                                                                                 783,214,084
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 14.15%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.25%
      1,275,744    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                            1,275,744
        917,647    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 917,647

                                                                                                                          2,193,391
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 13.90%
$       403,765    AMSTEL FUNDING CORPORATION                                            4.60%        02/01/2008            403,765
        917,647    BANCO SANTANDER TOTTA LOAN+++/-                                       4.10         10/15/2008            916,564
      5,505,884    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $5,506,378)                                           3.23         02/01/2008          5,505,884
        917,647    BANK OF IRELAND+++/-                                                  4.86         10/14/2008            917,069
      1,468,236    BARTON CAPITAL CORPORATION                                            3.62         02/04/2008          1,467,869
      2,745,601    BARTON CAPITAL CORPORATION++                                          3.62         02/06/2008          2,744,448
      9,176,473    BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $9,177,296)                       3.23         02/01/2008          9,176,473
        734,118    BNP PARIBAS+/-                                                        4.85         11/07/2008            733,002
      3,487,060    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,487,371)                                           3.21         02/01/2008          3,487,060
        844,236    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $844,310)                                             3.17         02/01/2008            844,235
        880,941    CANCARA ASSET SECURITIZATION LIMITED                                  4.55         02/01/2008            880,941
      1,321,706    CHARIOT FUNDING LLC++                                                 4.50         02/05/2008          1,321,256
      2,385,883    CHEYNE FINANCE LLC+++/-^^(A)(I)                                       5.12         02/25/2008          2,147,295
      1,835,295    CHEYNE FINANCE LLC+++/-^^(A)(I)                                       5.18         05/19/2008          1,651,765
        183,529    COMERICA BANK+/-                                                      4.52         02/08/2008            183,568
      8,442,355    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $8,443,112)                            3.23         02/01/2008          8,442,355
      2,752,942    CULLINAN FINANCE CORPORATION+++/-                                     3.21         08/04/2008          2,740,388
      2,202,353    CULLINAN FINANCE CORPORATION+++/-                                     3.36         02/25/2008          2,202,301
        917,647    CULLINAN FINANCE CORPORATION+++/-                                     4.57         02/12/2008            917,473
      2,752,942    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,753,187)                                           3.21         02/01/2008          2,752,942
      5,138,825    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $5,139,279)                                           3.18         02/01/2008          5,138,825
        550,588    FAIRWAY FINANCE CORPORATION                                           3.65         02/06/2008            550,357
      3,670,589    FIVE FINANCE INCORPORATED+++/-                                        4.51         07/09/2008          3,650,768
        917,647    GALLEON CAPITAL LLC                                                   3.65         02/07/2008            917,179
      2,936,471    GALLEON CAPITAL LLC                                                   4.45         02/01/2008          2,936,471
      4,221,177    GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $4,221,552)                                           3.20         02/01/2008          4,221,177
        367,059    HARRIER FINANCE FUNDING LLC+/-                                        3.40         04/25/2008            367,059
      2,385,883    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         4.15         08/16/2008          2,385,883
        917,647    INTESA BANK (IRELAND) PLC+++/-                                        3.39         10/24/2008            916,564
      1,037,526    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,037,617)                                           3.15         02/01/2008          1,037,526
      8,183,346    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $8,184,078)                                           3.22         02/01/2008          8,183,346
      2,110,589    KESTREL FUNDING US LLC+++/-                                           3.35         02/25/2008          2,110,378
        367,059    KESTREL FUNDING US LLC+/-                                             3.40         04/25/2008            367,059
      1,835,295    LINKS FINANCE LLC+++/-                                                3.23         08/15/2008          1,817,382
      2,716,236    LIQUID FUNDING LIMITED+++/-                                           5.10         06/11/2008          2,721,505
      4,588,236    MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $4,588,637)                                           3.15         02/01/2008          4,588,236
        169,765    MORGAN STANLEY+/-                                                     4.36         10/15/2008            169,765
      1,835,295    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,835,459)                                           3.21         02/01/2008          1,835,295

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     5,689,413    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $5,689,887)                                           3.00%        02/01/2008    $     5,689,413
      1,835,295    NORTHERN ROCK PLC+++/-                                                4.60         10/03/2008          1,819,731
        697,412    PALISADES CP NOTES                                                    3.81         02/20/2008            696,289
      1,211,294    PERRY GLOBAL FUNDING LLC SERIES A                                     3.76         02/19/2008          1,209,453
        148,475    RACERS TRUST SERIES 2004-6-MM+++/-                                    4.10         03/22/2008            148,475
      1,321,412    SEDNA FINANCE INCORPORATED+++/-                                       4.39         04/10/2008          1,318,730
      1,284,706    SHEFFIELD RECEIVABLES CORPORATION++                                   4.37         02/05/2008          1,284,269
        936,000    SHIPROCK FINANCE SERIES 2007-4A+++/-                                  4.31         04/11/2008            936,000
        715,765    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        3.29         02/29/2008            715,539
        917,647    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        4.55         02/04/2008            917,739
        734,118    SLM CORPORATION+++/-                                                  4.34         05/12/2008            730,932
        356,047    SOLITAIRE FUNDING LLC                                                 3.36         02/21/2008            355,445
      1,137,883    STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                           5.20         04/03/2008          1,029,784
      1,835,295    STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                           5.39         02/15/2008          1,660,942
        550,588    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  3.51         02/20/2008            549,702
        212,197    THE TRAVELERS INSURANCE COMPANY+/-                                    4.51         02/08/2008            212,193
        917,647    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 4.26         10/14/2008            916,941
        917,647    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                    4.46         10/08/2008            916,987
      2,752,942    VERSAILLES CDS LLC                                                    4.65         02/01/2008          2,752,942
      1,578,353    VICTORIA FINANCE LLC+++/-^^(A)(I)                                     3.53         07/28/2008          1,428,410
        917,647    VICTORIA FINANCE LLC+++/-^^(A)(I)                                     3.56         08/07/2008            830,471
      1,835,295    WHITE PINE FINANCE LLC+++/-(K)                                        4.98         02/22/2008          1,834,799

                                                                                                                        121,306,614
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $124,162,496)                                                             123,500,005
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 5.71%
     49,830,907    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          49,830,907
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $49,830,907)                                                                          49,830,907
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,026,973,968)*                         109.57%                                                              $   956,544,996

OTHER ASSETS AND LIABILITIES, NET               (9.57)                                                                  (83,516,771)
                                               ------                                                               ---------------

TOTAL NET ASSETS                               100.00%                                                              $   873,028,225
                                               ------                                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO JANUARY 31, 2008, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $49,830,907.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 76.24%

AMUSEMENT & RECREATION SERVICES: 1.20%
         455,000   INTERNATIONAL GAME TECHNOLOGY                                                                    $    19,414,850
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES: 2.34%
         521,000   NORDSTROM INCORPORATED<<                                                                              20,266,900
         610,000   URBAN OUTFITTERS INCORPORATED<<+                                                                      17,690,000

                                                                                                                         37,956,900
                                                                                                                    ---------------

BIOPHARMACEUTICALS: 1.26%
         290,000   GENENTECH INCORPORATED+                                                                               20,355,100
                                                                                                                    ---------------

BUSINESS SERVICES: 8.92%
         120,000   AKAMAI TECHNOLOGIES INCORPORATED+                                                                      3,624,000
       1,350,000   CADENCE DESIGN SYSTEMS INCORPORATED<<+                                                                13,702,500
       2,345,000   CNET NETWORKS INCORPORATED<<+                                                                         18,502,050
         425,000   ELECTRONIC ARTS INCORPORATED+                                                                         20,132,250
         875,000   IMS HEALTH INCORPORATED                                                                               20,903,750
       2,665,000   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                        23,798,450
         465,000   OMNICOM GROUP INCORPORATED                                                                            21,097,050
       1,220,000   RED HAT INCORPORATED<<+                                                                               22,789,600

                                                                                                                        144,549,650
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS: 6.93%
         405,000   AMGEN INCORPORATED+                                                                                   18,868,950
         380,000   AVERY DENNISON CORPORATION                                                                            19,691,600
         305,000   CLOROX COMPANY                                                                                        18,702,600
       1,250,000   PDL BIOPHARMA INCORPORATED<<+                                                                         18,662,500
         450,000   PRAXAIR INCORPORATED                                                                                  36,409,500

                                                                                                                        112,335,150
                                                                                                                    ---------------

COMMUNICATIONS: 4.32%
         850,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A+                                               19,958,000
       1,290,000   COMCAST CORPORATION CLASS A+                                                                          23,207,100
          65,000   LIBERTY MEDIA CORPORATION CAPITAL SERIES A+                                                            6,995,300
       1,245,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                       19,807,950

                                                                                                                         69,968,350
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS: 2.45%
         430,000   BANK OF NEW YORK MELLON CORPORATION                                                                   20,050,900
         320,000   BB&T CORPORATION<<                                                                                    11,609,600
         286,000   CITIGROUP INCORPORATED                                                                                 8,070,920

                                                                                                                         39,731,420
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.92%
       9,385,000   ARM HOLDINGS PLC                                                                                      21,963,136
       3,100,000   CELESTICA INCORPORATED+                                                                               17,453,000
       1,815,000   FLEXTRONICS INTERNATIONAL LIMITED+                                                                    21,235,500
         940,000   MICROSEMI CORPORATION<<+                                                                              21,356,800
         810,000   MOLEX INCORPORATED CLASS A                                                                            18,864,900
         885,000   NETWORK APPLIANCE INCORPORATED+                                                                       20,549,700
       2,669,000   ON SEMICONDUCTOR CORPORATION<<+                                                                       17,295,120
         875,000   POLYCOM INCORPORATED+                                                                                 22,093,750

                                                                                                                        160,811,906
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.54%
         720,000   ACCENTURE LIMITED CLASS A                                                                        $    24,926,400
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.23%
         395,000   ILLINOIS TOOL WORKS INCORPORATED<<                                                                    19,908,000
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS: 0.52%
         244,300   PEPSI BOTTLING GROUP INCORPORATED                                                                      8,513,855
                                                                                                                    ---------------

FORESTRY: 1.12%
         268,000   WEYERHAEUSER COMPANY                                                                                  18,148,960
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES: 2.73%
         435,000   JCPENNEY COMPANY INCORPORATED                                                                         20,623,350
         425,000   TARGET CORPORATION                                                                                    23,621,500

                                                                                                                         44,244,850
                                                                                                                    ---------------

HEALTH SERVICES: 1.21%
       3,630,000   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                    19,565,700
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES: 0.43%
         250,000   OAKTREE CAPITAL MANAGEMENT+                                                                            6,937,500
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.52%
         490,000   DOVER CORPORATION                                                                                     19,776,400
         570,000   PALL CORPORATION                                                                                      21,027,300

                                                                                                                         40,803,700
                                                                                                                    ---------------

INSURANCE CARRIERS: 3.50%
         380,000   ACE LIMITED                                                                                           22,169,200
         760,000   MGIC INVESTMENT CORPORATION<<                                                                         14,060,000
         360,000   RENAISSANCERE HOLDINGS LIMITED<<                                                                      20,516,400

                                                                                                                         56,745,600
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.09%
         680,000   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                          21,440,400
          59,200   RESMED INCORPORATED<<+                                                                                 2,757,536
         450,000   WATERS CORPORATION+                                                                                   25,852,500

                                                                                                                         50,050,436
                                                                                                                    ---------------

MEDICAL PRODUCTS: 1.25%
         260,000   ZIMMER HOLDINGS INCORPORATED<<+                                                                       20,350,200
                                                                                                                    ---------------

METAL MINING: 1.12%
         204,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                   18,162,120
                                                                                                                    ---------------

MISCELLANEOUS RETAIL: 2.20%
         245,000   CVS CAREMARK CORPORATION                                                                               9,572,150
       1,090,000   STAPLES INCORPORATED<<                                                                                26,094,600

                                                                                                                         35,666,750
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.63%
         850,000   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                             26,435,000
                                                                                                                    ---------------

OIL & GAS EXTRACTION: 8.19%
         380,000   APACHE CORPORATION                                                                                    36,267,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (continued)
         135,000   CHESAPEAKE ENERGY CORPORATION<<                                                                  $     5,026,050
         348,000   TRANSOCEAN INCORPORATED+                                                                              42,664,800
         790,000   WEATHERFORD INTERNATIONAL LIMITED<<+                                                                  48,829,900

                                                                                                                        132,787,950
                                                                                                                    ---------------

PERSONAL SERVICES: 0.60%
         385,000   REGIS CORPORATION                                                                                      9,752,050
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 1.25%
         325,000   SUNOCO INCORPORATED                                                                                   20,215,000
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.26%
         500,000   E.W. SCRIPPS COMPANY CLASS A<<                                                                        20,360,000
                                                                                                                    ---------------

TRANSPORTATION BY AIR: 2.20%
         392,400   AIR CANADA+++                                                                                          3,388,385
         645,800   AIR CANADA CLASS A+                                                                                    5,576,501
         710,100   SOUTHWEST AIRLINES COMPANY                                                                             8,329,473
         850,000   TAM SA ADR<<+                                                                                         18,360,000

                                                                                                                         35,654,359
                                                                                                                    ---------------

UTILITIES: 0.60%
         120,000   VANGUARD UTILITIES ETF<<                                                                               9,792,000
                                                                                                                    ---------------

WATER TRANSPORTATION: 0.71%
         285,000   ROYAL CARIBBEAN CRUISES LIMITED<<                                                                     11,479,798
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $1,133,076,064)                                                                             1,235,623,554
                                                                                                                    ---------------

INVESTMENT COMPANIES: 1.71%

STOCK FUNDS: 1.71%
         155,000   ISHARES S&P SMALLCAP 600 INDEX FUND<<                                                                  9,574,350
         125,000   MIDCAP SPDR TRUST SERIES 1<<                                                                          18,183,750

                                                                                                                         27,758,100
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (COST $28,663,230)                                                                            27,758,100
                                                                                                                    ---------------

RIGHTS: 0.00%
         566,000   SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                  0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES: 1.05%

US TREASURY BILLS: 1.05%
$      3,000,000   US TREASURY BILL<<^                                                   3.25%        04/03/2008          2,990,763
      14,000,000   US TREASURY BILL<<^                                                   2.20         04/17/2008         13,945,022

                                                                                                                         16,935,785
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $16,920,078)                                                                          16,935,785
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                    MATURITY DATE        VALUE
EXCHANGEABLE NOTES: 2.11%
         360,000   MEMC ELECTRONIC MATERIALS INCORPORATED MTN+++(J)                                   04/04/2008    $    24,613,200
         243,000   WYETH MTN+++(J)                                                                    04/09/2008          9,591,210

TOTAL EXCHANGEABLE NOTES (COST $33,516,495)                                                                              34,204,410
                                                                                                                    ---------------

PREFERRED STOCKS: 7.36%
         560,000   AKAMAI TECHNOLOGIES+++                                                                                16,850,400
         323,000   CHESAPEAKE ENERGY CORPORATION+++                                                                      11,951,000
         371,000   CITIGROUP INCORPORATED+++                                                                             10,324,930
         295,000   HALLIBURTON COMPANY+++                                                                                 9,859,402
         305,000   JOY GLOBAL INCORPORATED+++                                                                            17,943,760
         280,000   MEDTRONIC INCORPORATED+++                                                                             13,210,400
         396,400   NUCOR CORPORATION+++                                                                                  22,812,820
         868,000   STARBUCKS CORPORATION+                                                                                16,370,480

TOTAL PREFERRED STOCKS (COST $124,683,778)                                                                              119,323,192
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 13.05%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.23%
       2,184,198   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                            2,184,198
       1,571,101   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                               1,571,101

                                                                                                                          3,755,299
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 12.82%
$        691,284   AMSTEL FUNDING CORPORATION                                            4.60%        02/01/2008    $       691,284
       1,571,101   BANCO SANTANDER TOTTA LOAN+++/-                                       4.10         10/15/2008          1,569,247
       9,426,607   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $9,427,453)                                           3.23         02/01/2008          9,426,607
       1,571,101   BANK OF IRELAND+++/-                                                  4.86         10/14/2008          1,570,111
       2,513,762   BARTON CAPITAL CORPORATION                                            3.62         02/04/2008          2,513,133
       4,700,735   BARTON CAPITAL CORPORATION++                                          3.62         02/06/2008          4,698,760
      15,711,011   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $15,712,421)                      3.23         02/01/2008         15,711,011
       1,256,881   BNP PARIBAS+/-                                                        4.85         11/07/2008          1,254,970
       1,445,413   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,445,540)                                           3.17         02/01/2008          1,445,413
       5,970,184   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $5,970,716)                                           3.21         02/01/2008          5,970,184
       1,508,257   CANCARA ASSET SECURITIZATION LIMITED                                  4.55         02/01/2008          1,508,257
       2,262,888   CHARIOT FUNDING LLC++                                                 4.50         02/05/2008          2,262,119
       4,084,863   CHEYNE FINANCE LLC+++/-^^(A)(I)                                       5.12         02/25/2008          3,676,377
       3,142,202   CHEYNE FINANCE LLC+++/-^^(A)(I)                                       5.18         05/19/2008          2,827,982
         314,220   COMERICA BANK+/-                                                      4.52         02/08/2008            314,286
      14,454,130   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $14,455,427)                           3.23         02/01/2008         14,454,130
       4,713,303   CULLINAN FINANCE CORPORATION+++/-                                     3.21         08/04/2008          4,691,811
       3,770,643   CULLINAN FINANCE CORPORATION+++/-                                     3.36         02/25/2008          3,770,552
       1,571,101   CULLINAN FINANCE CORPORATION+++/-                                     4.57         02/12/2008          1,570,803
       4,713,303   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $4,713,723)                                           3.21         02/01/2008          4,713,303
       8,798,166   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $8,798,943)                                           3.18         02/01/2008          8,798,166
         942,661   FAIRWAY FINANCE CORPORATION                                           3.65         02/06/2008            942,265
       6,284,404   FIVE FINANCE INCORPORATED+++/-                                        4.51         07/09/2008          6,250,469
       1,571,101   GALLEON CAPITAL LLC                                                   3.65         02/07/2008          1,570,300
       5,027,524   GALLEON CAPITAL LLC                                                   4.45         02/01/2008          5,027,524
       7,227,065   GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $7,227,707)                                           3.20         02/01/2008          7,227,065

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        628,440   HARRIER FINANCE FUNDING LLC+/-                                        3.40%        04/25/2008    $       628,440
       4,084,863   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         4.15         08/16/2008          4,084,863
       1,571,101   INTESA BANK (IRELAND) PLC+++/-                                        3.39         10/24/2008          1,569,247
       1,776,345   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,776,500)                                           3.15         02/01/2008          1,776,345
      14,010,683   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $14,011,936)                                          3.22         02/01/2008         14,010,683
       3,613,533   KESTREL FUNDING US LLC+++/-                                           3.35         02/25/2008          3,613,171
         628,440   KESTREL FUNDING US LLC+/-                                             3.40         04/25/2008            628,440
       3,142,202   LINKS FINANCE LLC+++/-                                                3.23         08/15/2008          3,111,534
       4,650,459   LIQUID FUNDING LIMITED+++/-                                           5.10         06/11/2008          4,659,481
       7,855,506   MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $7,856,193)                                           3.15         02/01/2008          7,855,506
         290,654   MORGAN STANLEY+/-                                                     4.36         10/15/2008            290,654
       3,142,202   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $3,142,482)                                           3.21         02/01/2008          3,142,202
       9,740,827   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $9,741,639)                                           3.00         02/01/2008          9,740,827
       3,142,202   NORTHERN ROCK PLC+++/-                                                4.60         10/03/2008          3,115,556
       1,194,037   PALISADES CP NOTES                                                    3.81         02/20/2008          1,192,114
       2,073,853   PERRY GLOBAL FUNDING LLC SERIES A                                     3.76         02/19/2008          2,070,701
         254,204   RACERS TRUST SERIES 2004-6-MM+++/-                                    4.10         03/22/2008            254,204
       2,262,386   SEDNA FINANCE INCORPORATED+++/-                                       4.39         04/10/2008          2,257,793
       2,199,542   SHEFFIELD RECEIVABLES CORPORATION++                                   4.37         02/05/2008          2,198,794
       1,602,523   SHIPROCK FINANCE SERIES 2007-4A+++/-                                  4.31         04/11/2008          1,602,523
       1,225,459   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        3.29         02/29/2008          1,225,073
       1,571,101   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        4.55         02/04/2008          1,571,258
       1,256,881   SLM CORPORATION+++/-                                                  4.34         05/12/2008          1,251,426
         609,587   SOLITAIRE FUNDING LLC                                                 3.36         02/21/2008            608,557
       1,948,165   STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                           5.20         04/03/2008          1,763,090
       3,142,202   STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                           5.39         02/15/2008          2,843,693
         942,661   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  3.51         02/20/2008            941,143
         363,301   THE TRAVELERS INSURANCE COMPANY+/-                                    4.51         02/08/2008            363,294
       1,571,101   UNICREDITO ITALIANO BANK (IRELAND)+/-                                 4.26         10/14/2008          1,569,891
       1,571,101   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                    4.46         10/08/2008          1,569,970
       4,713,303   VERSAILLES CDS LLC                                                    4.65         02/01/2008          4,713,305
       2,702,294   VICTORIA FINANCE LLC+++/-^^(A)(I)                                     3.53         07/28/2008          2,445,576
       1,571,101   VICTORIA FINANCE LLC+++/-^^(A)(I)                                     3.56         08/07/2008          1,421,847
       3,142,202   WHITE PINE FINANCE LLC+++/-(K)                                        4.98         02/22/2008          3,141,354

                                                                                                                        207,688,684
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $212,827,412)                                                             211,443,983
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 10.75%
     174,298,514   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         174,298,514
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $174,298,514)                                                                        174,298,514
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,723,985,571)*                                   112.27%                                                    $ 1,819,587,538

OTHER ASSETS AND LIABILITIES, NET                        (12.27)                                                       (198,855,666)
                                                        -------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $ 1,620,731,872
                                                        -------                                                     ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+     NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   OPPORTUNITY FUND
--------------------------------------------------------------------------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(J) THE HOLDER OF AN EXCHANGEABLE EQUITY-LINKED NOTE WILL RECEIVE, AT THE NOTE'S MATURITY, SHARES OF THE REFERENCED EQUITY BASED ON THE FINAL INDEX VALUE OF THE EQUITY (OR THE CASH EQUIVALENT). THE INDEX VALUE AND MATURITY DATE ARE BOTH DEFINED IN THE TERMS OF THE NOTE.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO JANUARY 31, 2008, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $174,298,514.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS                                                                           STRIKE PRICE   EXPIRATION DATE       VALUE
WRITTEN OPTIONS: 0.00%
           (850)   WEATHERFORD INTERNATIONAL LIMITED CALL                              $70.00         02/16/2008    $       (17,000)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(337,445))                                                                        (17,000)
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
COMMON STOCKS: 97.56%

AMUSEMENT & RECREATION SERVICES: 0.21%
        132,100    LAKES ENTERTAINMENT INCORPORATED+<<                                                              $       869,218
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 0.28%
        194,000    HEELYS INCORPORATED+<<                                                                                 1,164,000
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 1.82%
        498,200    PDL BIOPHARMA INCORPORATED+                                                                            7,438,126
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.31%
         30,000    AVATAR HOLDINGS INCORPORATED+<<                                                                        1,287,000
                                                                                                                    ---------------
BUSINESS SERVICES: 9.03%
        909,988    ASSET ACCEPTANCE CAPITAL CORPORATION+<<                                                                8,781,384
        870,000    CONVERGYS CORPORATION+                                                                                13,493,700
        240,100    ELECTRONIC DATA SYSTEMS CORPORATION                                                                    4,826,010
        170,000    FAIR ISAAC CORPORATION                                                                                 4,335,000
        733,000    MIDWAY GAMES INCORPORATED+<<                                                                           1,605,270
        141,000    MONSTER WORLDWIDE INCORPORATED+                                                                        3,926,850

                                                                                                                         36,968,214
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 0.41%
        125,000    NOVEN PHARMACEUTICALS INCORPORATED+                                                                    1,678,750
                                                                                                                    ---------------
COMMUNICATIONS: 1.97%
        965,000    MASTEC INCORPORATED+                                                                                   8,057,750
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.57%
        190,000    COMFORT SYSTEMS USA INCORPORATED                                                                       2,331,300
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 11.27%
         47,000    AMCORE FINANCIAL INCORPORATED<<                                                                        1,041,990
         95,300    ANCHOR BANCORP WISCONSIN INCORPORATED                                                                  2,382,500
         49,400    BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                         1,127,802
         24,000    CENTRAL PACIFIC FINANCIAL CORPORATION                                                                    456,000
         44,900    COMMUNITY TRUST BANCORP                                                                                1,298,059
        163,700    FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                             1,898,920
         24,100    FIRST COMMUNITY BANCORP                                                                                  856,273
         22,340    FIRST FINANCIAL BANCORP                                                                                  260,038
         38,000    FIRST MIDWEST BANCORP INCORPORATED<<                                                                   1,185,600
         66,000    FIRSTMERIT CORPORATION                                                                                 1,476,420
         57,000    FRONTIER FINANCIAL CORPORATION<<                                                                       1,160,520
         45,710    INTERNATIONAL BANCSHARES CORPORATION                                                                     948,025
        312,000    MARSHALL & ILSLEY CORPORATION                                                                          8,704,800
         62,933    NATIONAL PENN BANCSHARES INCORPORATED<<                                                                1,089,370
          3,800    NBT BANCORP INCORPORATED                                                                                  85,804
        127,000    OLD NATIONAL BANCORP<<                                                                                 2,133,600
         53,000    PACIFIC CAPITAL BANCORP                                                                                1,139,500
         52,700    PROVIDENT BANKSHARES CORPORATION                                                                       1,092,471
        171,400    SOUTH FINANCIAL GROUP INCORPORATED<<                                                                   2,961,792
        164,841    STERLING FINANCIAL CORPORATION                                                                         2,932,521
         88,900    SUSQUEHANNA BANCSHARES INCORPORATED                                                                    1,886,458
         26,200    UMB FINANCIAL CORPORATION                                                                              1,103,806
        162,000    UMPQUA HOLDINGS CORPORATION<<                                                                          2,656,800
         52,600    UNITED COMMUNITY BANKS INCORPORATED<<                                                                  1,015,706
         45,900    VALLEY NATIONAL BANCORP<<                                                                                929,475
         60,400    WEBSTER FINANCIAL CORPORATION                                                                          2,045,748

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
         64,200    WILMINGTON TRUST CORPORATION                                                                     $     2,238,654

                                                                                                                         46,108,652
                                                                                                                    ---------------
EATING & DRINKING PLACES: 1.12%
        167,800    CEC ENTERTAINMENT INCORPORATED+                                                                        3,914,774
        107,000    RUBIO'S RESTAURANTS INCORPORATED+                                                                        678,380

                                                                                                                          4,593,154
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.11%
         54,400    CORINTHIAN COLLEGES INCORPORATED+                                                                        459,680
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 6.06%
        139,800    CLEAN HARBORS INCORPORATED+<<                                                                          7,756,104
        620,000    NISOURCE INCORPORATED                                                                                 11,773,800
        272,000    PNM RESOURCES INCORPORATED                                                                             5,255,040

                                                                                                                         24,784,944
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.86%
        130,000    ACTEL CORPORATION+                                                                                     1,548,300
        135,000    EXAR CORPORATION+                                                                                      1,108,350
        508,000    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                 9,987,280
        568,000    MERCURY COMPUTER SYSTEMS INCORPORATED+<<                                                               4,714,400
        525,000    MOLEX INCORPORATED CLASS A                                                                            12,227,250
        305,000    XILINX INCORPORATED                                                                                    6,670,350

                                                                                                                         36,255,930
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 4.56%
        330,000    CRA INTERNATIONAL INCORPORATED+<<                                                                     13,774,200
        188,000    NAVIGANT CONSULTING INCORPORATED+<<                                                                    2,225,920
        282,300    SYMYX TECHNOLOGIES INCORPORATED+<<                                                                     1,851,888
         11,100    TEJON RANCH COMPANY+<<                                                                                   419,802
         60,000    TRIMERIS INCORPORATED+<<                                                                                 383,400

                                                                                                                         18,655,210
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.63%
         31,000    VALMONT INDUSTRIES INCORPORATED                                                                        2,594,700
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 16.64%
        390,000    COCA-COLA ENTERPRISES INCORPORATED<<                                                                   8,997,300
      1,610,200    DEL MONTE FOODS COMPANY                                                                               14,443,494
        385,000    HERCULES INCORPORATED<<                                                                                6,749,050
        235,000    THE HERSHEY COMPANY                                                                                    8,507,000
        766,800    TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                                19,154,664
        385,000    UNITED NATURAL FOODS INCORPORATED+<<                                                                   9,232,300
        712,500    VERMONT PURE HOLDINGS LIMITED+                                                                           990,375

                                                                                                                         68,074,183
                                                                                                                    ---------------
FOOD STORES: 2.53%
        585,000    WINN-DIXIE STORES INCORPORATED+<<                                                                     10,366,200
                                                                                                                    ---------------
HEALTH SERVICES: 0.77%
      2,177,700    HOOPER HOLMES INCORPORATED+                                                                            3,135,888
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES: 1.17%
        120,800    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                              $     4,788,512
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.36%
        230,600    MTR GAMING GROUP INCORPORATED+<<                                                                       1,485,064
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.24%
      1,400,000    ENTEGRIS INCORPORATED+<<                                                                              10,780,000
      1,199,000    INFOCUS CORPORATION+                                                                                   1,846,460
        444,900    INTERMEC INCORPORATED+<<                                                                               8,862,408
         13,600    PLANAR SYSTEMS INCORPORATED+                                                                              76,976
        850,000    ULTRATECH INCORPORATED+<<                                                                              8,075,000

                                                                                                                         29,640,844
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.54%
        505,100    CRAWFORD & COMPANY CLASS A+                                                                            2,192,134
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS: 0.30%
         74,000    TIMBERLAND COMPANY+                                                                                    1,214,340
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.99%
        219,108    HERLEY INDUSTRIES INCORPORATED+                                                                        2,712,557
        333,500    NEWPORT CORPORATION+<<                                                                                 3,501,750
        350,000    PERKINELMER INCORPORATED                                                                               8,711,500
        180,100    VITAL SIGNS INCORPORATED                                                                               8,734,850
         31,100    ZOLL MEDICAL CORPORATION+                                                                                829,126

                                                                                                                         24,489,783
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.01%
         47,300    ARMSTRONG WORLD INDUSTRIES INCORPORATED+                                                               1,736,383
      1,462,400    LEAPFROG ENTERPRISES INCORPORATED+<<                                                                   9,520,224
        115,000    LYDALL INCORPORATED+                                                                                   1,044,200

                                                                                                                         12,300,807
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.28%
         78,000    OFFICE DEPOT INCORPORATED+                                                                             1,156,740
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.16%
         73,000    DISCOVER FINANCIAL SERVICES                                                                            1,277,500
        204,600    PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                 3,455,694

                                                                                                                          4,733,194
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 0.17%
        686,700    SYNTROLEUM CORPORATION+<<                                                                                686,700
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.99%
        307,000    BUCKEYE TECHNOLOGIES INCORPORATED+                                                                     4,037,050
                                                                                                                    ---------------
PERSONAL SERVICES: 0.29%
         61,000    H & R BLOCK INCORPORATED                                                                               1,175,470
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.11%
      1,500,000    PLAYBOY ENTERPRISES INCORPORATED CLASS B+<<                                                           12,720,000
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.62%
         97,000    SEALED AIR CORPORATION                                                                                 2,536,550
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                         VALUE
TRANSPORTATION BY AIR: 1.93%
        156,000    DELTA AIR LINES INCORPORATED+                                                                    $     2,625,480
        382,000    US AIRWAYS GROUP INCORPORATED+                                                                         5,275,420

                                                                                                                          7,900,900
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 2.93%
        627,800    FEDERAL SIGNAL CORPORATION                                                                             7,276,202
        170,000    SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                              4,695,400

                                                                                                                         11,971,602
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.32%
        420,000    BLUEFLY INCORPORATED+<<                                                                                  201,600
         65,000    KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                          1,125,149

                                                                                                                          1,326,749
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $468,119,111)                                                                                 399,179,338
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING: 9.24%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.17%
        390,410    AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                              390,410
        280,823    BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                 280,823

                                                                                                                            671,233
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 9.07%
$       123,562    AMSTEL FUNDING CORPORATION                                            4.60%        02/01/2008            123,562
        280,823    BANCO SANTANDER TOTTA LOAN+++/-                                       4.10         10/15/2008            280,492
      1,684,940    BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,685,091)                                           3.23         02/01/2008          1,684,940
        280,823    BANK OF IRELAND+++/-                                                  4.86         10/14/2008            280,646
        449,317    BARTON CAPITAL CORPORATION                                            3.62         02/04/2008            449,205
        840,223    BARTON CAPITAL CORPORATION++                                          3.62         02/06/2008            839,870
      2,808,233    BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT -
                   102% COLLATERALIZED (MATURITY VALUE $2,808,485)                       3.23         02/01/2008          2,808,233
        224,659    BNP PARIBAS+/-                                                        4.85         11/07/2008            224,317
      1,067,129    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,067,224)                                           3.21         02/01/2008          1,067,129
        258,357    BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $258,380)                                             3.17         02/01/2008            258,357
        269,590    CANCARA ASSET SECURITIZATION LIMITED                                  4.55         02/01/2008            269,590
        404,475    CHARIOT FUNDING LLC++                                                 4.50         02/05/2008            404,338
        730,141    CHEYNE FINANCE LLC+++/-^^(A)(I)                                       5.12         02/25/2008            657,127
        561,647    CHEYNE FINANCE LLC+++/-^^(A)(I)                                       5.18         05/19/2008            505,482
         56,165    COMERICA BANK+/-                                                      4.52         02/08/2008             56,176
      2,583,575    CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED (MATURITY VALUE $2,583,807)                            3.23         02/01/2008          2,583,575
        842,470    CULLINAN FINANCE CORPORATION+++/-                                     3.21         08/04/2008            838,628
        673,976    CULLINAN FINANCE CORPORATION+++/-                                     3.36         02/25/2008            673,960
        280,823    CULLINAN FINANCE CORPORATION+++/-                                     4.57         02/12/2008            280,770
      1,572,611    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,572,750)                                           3.18         02/01/2008          1,572,611
        842,470    DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $842,545)                                             3.21         02/01/2008            842,470
        168,494    FAIRWAY FINANCE CORPORATION                                           3.65         02/06/2008            168,423
      1,123,293    FIVE FINANCE INCORPORATED+++/-                                        4.51         07/09/2008          1,117,228
        280,823    GALLEON CAPITAL LLC                                                   3.65         02/07/2008            280,680
        898,635    GALLEON CAPITAL LLC                                                   4.45         02/01/2008            898,635

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,291,787    GREENWICH CAPITAL REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,291,902)                                           3.20%        02/01/2008    $     1,291,787
        112,329    HARRIER FINANCE FUNDING LLC+/-                                        3.40         04/25/2008            112,329
        730,141    ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                         4.15         08/16/2008            730,141
        280,823    INTESA BANK (IRELAND) PLC+++/-                                        3.39         10/24/2008            280,492
      2,504,311    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $2,504,535)                                           3.22         02/01/2008          2,504,311
        317,509    JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $317,537)                                             3.15         02/01/2008            317,509
        645,894    KESTREL FUNDING US LLC+++/-                                           3.35         02/25/2008            645,829
        112,329    KESTREL FUNDING US LLC+/-                                             3.40         04/25/2008            112,329
        561,647    LINKS FINANCE LLC+++/-                                                3.23         08/15/2008            556,165
        831,237    LIQUID FUNDING LIMITED+++/-                                           5.10         06/11/2008            832,850
      1,404,117    MERRILL LYNCH REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,404,240)                                           3.15         02/01/2008          1,404,117
         51,952    MORGAN STANLEY+/-                                                     4.36         10/15/2008             51,952
      1,741,105    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $1,741,250)                                           3.00         02/01/2008          1,741,105
        561,647    MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   (MATURITY VALUE $561,697)                                             3.21         02/01/2008            561,647
        561,647    NORTHERN ROCK PLC+++/-                                                4.60         10/03/2008            556,884
        213,426    PALISADES CP NOTES                                                    3.81         02/20/2008            213,082
        370,687    PERRY GLOBAL FUNDING LLC SERIES A                                     3.76         02/19/2008            370,123
         45,437    RACERS TRUST SERIES 2004-6-MM+++/-                                    4.10         03/22/2008             45,437
        404,386    SEDNA FINANCE INCORPORATED+++/-                                       4.39         04/10/2008            403,565
        393,153    SHEFFIELD RECEIVABLES CORPORATION++                                   4.37         02/05/2008            393,019
        286,440    SHIPROCK FINANCE SERIES 2007-4A+++/-                                  4.31         04/11/2008            286,440
        219,042    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        3.29         02/29/2008            218,973
        280,823    SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                        4.55         02/04/2008            280,851
        224,659    SLM CORPORATION+++/-                                                  4.34         05/12/2008            223,684
        108,959    SOLITAIRE FUNDING LLC                                                 3.36         02/21/2008            108,775
        348,221    STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                           5.20         04/03/2008            315,140
        561,647    STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                           5.39         02/15/2008            508,290
        168,494    THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  3.51         02/20/2008            168,223
         64,938    THE TRAVELERS INSURANCE COMPANY+/-                                    4.51         02/08/2008             64,936
        280,823    UNICREDITO ITALIANO BANK (IRELAND)+/-                                 4.26         10/14/2008            280,607
        280,823    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                    4.46         10/08/2008            280,621
        842,470    VERSAILLES CDS LLC                                                    4.65         02/01/2008            842,471
        483,016    VICTORIA FINANCE LLC+++/-^^(A)(I)                                     3.53         07/28/2008            437,130
        280,823    VICTORIA FINANCE LLC+++/-^^(A)(I)                                     3.56         08/07/2008            254,145
        561,647    WHITE PINE FINANCE LLC+++/-(K)                                        4.98         02/22/2008            561,495

                                                                                                                         37,122,898
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $38,025,507)                                                               37,794,131
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS: 2.10%
      8,602,705    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           8,602,705
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,602,705)                                                                            8,602,705
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $514,747,323)*                                     108.90%                                                    $   445,576,174

OTHER ASSETS AND LIABILITIES, NET                         (8.90)                                                        (36,421,910)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   409,154,264
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

(K) SUBSEQUENT TO JANUARY 31, 2008, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,602,705.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 99.39%
AMUSEMENT & RECREATION SERVICES: 0.77%
        289,915    CENTURY CASINOS INCORPORATED+                                                                    $     1,365,500
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 0.23%
        170,315    DELIA*S INCORPORATED+                                                                                    400,240
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 2.81%
      2,074,002    ENCORIUM GROUP INCORPORATED+**                                                                         4,998,345
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.88%
        209,817    PALM HARBOR HOMES INCORPORATED+                                                                        1,571,529
                                                                                                                    ---------------
BUSINESS SERVICES: 12.84%
        858,425    3COM CORPORATION+                                                                                      3,545,295
         98,960    ABM INDUSTRIES INCORPORATED                                                                            2,050,451
         68,550    CLARUS CORPORATION+                                                                                      403,760
        867,475    HILL INTERNATIONAL INCORPORATED+                                                                      10,401,025
         46,955    HLTH CORPORATION+                                                                                        525,426
         70,090    IMS HEALTH INCORPORATED                                                                                1,674,450
         80,782    SUN MICROSYSTEMS INCORPORATED+                                                                         1,413,685
        357,345    TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                2,798,011

                                                                                                                         22,812,103
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 1.70%
         13,140    ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                              343,480
        278,937    ORASURE TECHNOLOGIES INCORPORATED+                                                                     2,206,392
         80,605    VANDA PHARMACEUTICALS INCORPORATED+                                                                      344,183
        350,085    WELLMAN INCORPORATED                                                                                     119,029

                                                                                                                          3,013,084
                                                                                                                    ---------------
COMMUNICATIONS: 1.21%
        137,100    CHINA GRENTECH CORPORATION LIMITED ADR+                                                                  976,152
        170,875    CINCINNATI BELL INCORPORATED+                                                                            662,995
        344,515    CITADEL BROADCASTING CORPORATION                                                                         502,992

                                                                                                                          2,142,139
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 2.99%
        513,635    CHAMPION ENTERPRISES INCORPORATED+                                                                     5,018,214
         54,465    U.S. HOME SYSTEMS INCORPORATED+                                                                          302,825

                                                                                                                          5,321,039
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 1.90%
        151,364    FIRST SECURITY GROUP INCORPORATED                                                                      1,303,244
         31,735    MIDWEST BANC HOLDINGS INCORPORATED                                                                       364,000
        106,300    PACIFIC PREMIER BANCORP INCORPORATED+                                                                    728,155
         43,590    WESTERN UNION COMPANY                                                                                    976,416

                                                                                                                          3,371,815
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.76%
         82,345    EL PASO CORPORATION                                                                                    1,357,046
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.81%
        336,659    EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                 424,190
         82,604    INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                           1,117,632
        183,710    MICRON TECHNOLOGY INCORPORATED+                                                                        1,291,481

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      1,526,163    MRV COMMUNICATIONS INCORPORATED+                                                                 $     2,701,309
         92,911    NORTEL NETWORKS CORPORATION ADR+                                                                       1,158,600
         82,085    OSI SYSTEMS INCORPORATED+                                                                              1,915,043
        340,405    POWER-ONE INCORPORATED+                                                                                  779,527
        188,068    RICHARDSON ELECTRONICS LIMITED                                                                           938,459

                                                                                                                         10,326,241
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.53%
        143,420    SYMYX TECHNOLOGIES INCORPORATED+                                                                         940,835
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.38%
         71,210    FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                              680,056
                                                                                                                    ---------------
HEALTH SERVICES: 0.97%
        136,870    CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                 1,728,668
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 7.46%
        215,898    ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                4,257,509
        190,400    ANWORTH MORTGAGE ASSET CORPORATION                                                                     1,688,848
        106,200    CAPSTEAD MORTGAGE CORPORATION                                                                          1,587,690
         45,966    DISCOVERY HOLDING COMPANY CLASS A+                                                                     1,067,331
        175,826    HILLTOP HOLDINGS INCORPORATED+                                                                         1,949,910
         60,790    SUN COMMUNITIES INCORPORATED                                                                           1,175,071
        135,060    UMH PROPERTIES INCORPORATED                                                                            1,539,684

                                                                                                                         13,266,043
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.10%
        135,755    EMPIRE RESORTS INCORPORATED+                                                                             176,482
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.89%
        221,420    BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                           1,525,584
        167,485    CRAY INCORPORATED+                                                                                       914,469
        164,765    INTERMEC INCORPORATED+                                                                                 3,282,119
         32,660    LEXMARK INTERNATIONAL INCORPORATED+                                                                    1,182,619

                                                                                                                          6,904,791
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.13%
         30,800    MERCURY GENERAL CORPORATION                                                                            1,481,172
        172,684    NORTH POINTE HOLDINGS CORPORATION+                                                                     2,676,602
        516,379    QUANTA CAPITAL HOLDINGS LIMITED+                                                                       1,404,551

                                                                                                                          5,562,325
                                                                                                                    ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.54%
        114,612    GEO GROUP INCORPORATED+                                                                                2,741,519
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS: 0.30%
        195,210    BAKERS FOOTWEAR GROUP INCORPORATED+                                                                      534,875
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.06%
        484,546    ALLIED HEALTHCARE PRODUCTS INCORPORATED+**                                                             3,508,113
        293,785    CREDENCE SYSTEMS CORPORATION+                                                                            384,858
         10,920    HAEMONETICS CORPORATION+                                                                                 653,453
         32,900    KENSEY NASH CORPORATION+                                                                                 893,235

                                                                                                                          5,439,659
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
METAL MINING: 16.67%
          7,460    AGNICO-EAGLE MINES LIMITED                                                                       $       470,577
        253,070    APEX SILVER MINES LIMITED+                                                                             3,606,248
        228,195    GOLDCORP INCORPORATED                                                                                  8,493,418
         62,630    NEWMONT MINING CORPORATION                                                                             3,403,314
        206,585    NOVAGOLD RESOURCES INCORPORATED+                                                                       2,361,267
        255,980    PETAQUILLA MINERALS LIMITED+                                                                             703,945
        214,725    RANDGOLD RESOURCES LIMITED ADR+                                                                       10,244,530
         20,445    YAMANA GOLD INCORPORATED                                                                                 336,934

                                                                                                                         29,620,233
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.18%
        424,960    BIRCH MOUNTAIN RESOURCES LIMITED+                                                                        327,219
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.53%
         69,740    ACCO BRANDS CORPORATION+                                                                                 944,977
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 20.79%
         28,630    CANADIAN NATURAL RESOURCES LIMITED                                                                     1,824,017
        274,480    GLOBAL INDUSTRIES LIMITED+                                                                             4,847,317
         86,680    HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                             3,204,560
         67,375    HELMERICH & PAYNE INCORPORATED                                                                         2,642,448
         42,820    HERCULES OFFSHORE INCORPORATED+                                                                          987,001
        197,850    KEY ENERGY SERVICES INCORPORATED+                                                                      2,334,630
        228,560    MCMORAN EXPLORATION COMPANY+                                                                           3,597,534
         19,660    NEWFIELD EXPLORATION COMPANY+                                                                            980,641
        617,235    NEWPARK RESOURCES INCORPORATED+                                                                        3,005,934
         30,530    PENN WEST ENERGY TRUST                                                                                   821,257
         44,825    PETROQUEST ENERGY INCORPORATED+                                                                          579,139
         41,270    PIONEER NATURAL RESOURCES COMPANY                                                                      1,729,213
         49,145    PRIDE INTERNATIONAL INCORPORATED+                                                                      1,558,388
         42,752    RANGE RESOURCES CORPORATION                                                                            2,232,509
        310,680    TRILOGY ENERGY TRUST                                                                                   2,196,930
        132,200    WILLBROS GROUP INCORPORATED+                                                                           4,404,904

                                                                                                                         36,946,422
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.42%
         87,960    INTEROIL CORPORATION+                                                                                  1,893,779
         20,545    SANDRIDGE ENERGY INCORPORATED+                                                                           625,184

                                                                                                                          2,518,963
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.68%
         27,005    E.W. SCRIPPS COMPANY CLASS A                                                                           1,099,644
         54,475    JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                              449,419
         47,660    R.H. DONNELLEY CORPORATION+                                                                            1,433,136

                                                                                                                          2,982,199
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.10%
          5,065    KANSAS CITY SOUTHERN+                                                                                    181,732
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.39%
        178,055    CONSTAR INTERNATIONAL INCORPORATED+                                                                      534,165
        679,841    INTERTAPE POLYMER GROUP INCORPORATED+                                                                  1,937,546

                                                                                                                          2,471,711
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.13%
         24,830    MARKETAXESS HOLDINGS INCORPORATED+                                                                       234,644
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                         PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES             SECURITY NAME                                                                                          VALUE
SOCIAL SERVICES: 0.47%
         33,600    ABB LIMITED ADR                                                                                  $       840,000
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.56%
        174,265    GENTEX CORPORATION                                                                                     2,763,843
                                                                                                                    ---------------
THEATERS & ENTERTAINMENT: 0.67%
         64,460    REGAL ENTERTAINMENT GROUP CLASS A                                                                      1,195,088
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 0.54%
        204,920    FLEETWOOD ENTERPRISES INCORPORATED+                                                                      959,026
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $178,418,366)                                                                                 176,640,391
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS: 0.05%
         82,560    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              82,560
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $82,560)                                                                                  82,560
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $178,500,926)*                                       99.44%                                                   $   176,722,951

OTHER ASSETS AND LIABILITIES, NET                           0.56                                                            998,059
                                                          ------                                                    ---------------

TOTAL NET ASSETS                                          100.00%                                                   $   177,721,010
                                                          ------                                                    ---------------

+     NON-INCOME EARNING SECURITIES.

** REPRESENTS AN AFFILIATE OF THE FUND UNDER SECTION 2(A)(2) AND 2(A)(3) OF THE INVESTMENT COMPANY ACT OF 1940, AS FUND HOLDS 5% OR MORE OF THE ISSUER'S OUTSTANDING VOTING SHARES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $82,560.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS (NO LOAD)

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: March 19, 2008

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         =(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: March 19, 2008

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                     Wells Fargo Funds Trust


                                     By: /s/ Karla M. Rabusch



                                             Karla M. Rabusch
                                             President




Date: March 19, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                     Wells Fargo Funds Trust



                                     By:      /s/ Karla M. Rabusch


                                                  Karla M. Rabusch
                                                  President



                                     By:      /s/ Stephen W. Leonhardt


                                                  Stephen W. Leonhardt
                                                  Treasurer

Date: March 19, 2008